UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2014 (Unaudited)

Identifier	COMMON STOCKS - 97.23%	Shares	Value
	Administrative and Support Services - 0.21%
CRMZ	CreditRiskMonitor.com, Inc.	600	$1,470
CTRP	Ctrip.com International Limited - ADR*	5,800	329,208
IILG	Interval Leisure Group, Inc.	200	3,810
			334,488
	Broadcasting (except Internet) - 4.02%
CBS	CBS Corporation - Class B	40,000	2,140,000
SSP	The E.W. Scripps Company - Class A*^	77,500	1,264,025
DIS	The Walt Disney Company^	33,300	2,964,699
			6,368,724
	Cable Distributor - 3.73%
LBTYK	Liberty Global plc - Series C^	144,000	5,906,160

	Computer and Electronic Product Manufacturing - 0.33%
QCOM	QUALCOMM Inc.	7,000	523,390

	Credit Intermediation and Related Activities - 0.22%
TREE	Tree.com, Inc.*^	9,833	352,906

	Data Processing, Hosting and Related Services - 0.20%
CSGP	CoStar Group, Inc.*	2,000	311,080

	Data Processor - 3.04%
MA	MasterCard, Inc. - Class A	30,000	2,217,600
VRSK	Verisk Analytics, Inc. - Class A*	7,700	468,853
V	Visa, Inc. - Class A^	10,000	2,133,700
			4,820,153
	Defense - 2.20%
CACI	CACI International, Inc. - Class A*^	36,000	2,565,720
MANT	ManTech International Corporation - Class A	34,000	916,300
			3,482,020
	E-Commerce - 12.91%
EBAY	eBay, Inc.*^	72,000	4,077,360
IACI	IAC/InterActiveCorp	90,000	5,931,000
LINTA	Liberty Interactive Corporation - Class A*	365,600	10,426,912
			20,435,272
	Gaming - 1.34%
200 HK	Melco International Development Limited	920,000	2,127,949

	Global Exchanges - 0.11%
JSE SJ	JSE Limited	20,000	174,585

	Holding Company - 2.52%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	2,000	-
IEP	Icahn Enterprises LP	37,690	3,989,095
			3,989,095
	Media - 34.14%
DISCA	Discovery Communications, Inc. - Class A*	101,700	3,844,260
DISCK	Discovery Communications, Inc. - Class C*	101,700	3,791,376
LMCA	Liberty Media Corporation - Class A*	118,000	5,567,240
LMCK	Liberty Media Corporation - Class C*	236,000	11,089,640
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*	114,000	3,864,600
LVNTA	Liberty Ventures - Series A*	114,000	4,327,440
SNI	Scripps Networks Interactive - Class A^	77,000	6,012,930
STRZA	Starz - Class A*	128,700	4,257,396
TWX	Time Warner, Inc.^	76,600	5,761,086
VIAB	Viacom Inc. - Class B	72,000	5,539,680
			54,055,648
	Motion Picture and Sound Recording Industries - 2.66%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	154,200	4,205,034

	Motor Vehicle and Parts Dealers - 0.55%
AN	AutoNation, Inc.*	17,200	865,332

	Non-Store Retailers - 1.14%
CPRT	Copart, Inc.*	38,860	1,216,901
LE	Lands' End, Inc.*	120	4,934
OSTK	Overstock.com, Inc.*	1,000	16,860
BID	Sotheby's^	16,000	571,520
			1,810,215
	Other Exchanges - 0.04%
CBOE	CBOE Holdings Inc.	1,200	64,230

	Other Information Services - 7.72%
GOOGL	Google Inc. - Class A*	8,600	5,060,326
GOOG	Google Inc. - Class C*	8,600	4,965,296
YHOO	Yahoo! Inc.*^	54,000	2,200,500
			12,226,122
	Performing Arts, Spectator Sports, and Related Industries - 5.46%
LYV	Live Nation Entertainment, Inc.*	195,000	4,683,900
MSG	The Madison Square Garden Company - Class A*^	60,000	3,967,200
			8,651,100
	Professional, Scientific, and Technical Services - 0.01%
MWW	Monster Worldwide, Inc.*	2,000	11,000

	Rental and Leasing Services - 0.21%
CDCO	Comdisco Holding Company, Inc.*	56,000	338,240

	Satellite Telecommunications - 13.21%
DISH	DISH Network Corp. - Class A*	143,000	9,234,940
SATS	EchoStar Corporation - Class A*	214,000	10,434,640
LORL	Loral Space & Communications Inc.*	8,600	617,566
VSAT	ViaSat, Inc.*^	11,400	628,368
			20,915,514
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.69%
ICE	IntercontinentalExchange Group, Inc.	1,800	351,090
MKTX	MarketAxess Holdings, Inc.	5,700	352,602
OTCM	OTC Markets Group Inc. - Class A	30,600	394,740
			1,098,432
	Security System Services - 0.55%
ASCMA	Ascent Capital Group LLC - Class A*	14,400	866,880

	Telecommunications - 0.02%
ICTG	ICTC Group Inc.*	149	2,980
9984 JP	SoftBank Corp.	400	28,043
			31,023
	TOTAL COMMON STOCKS
	(cost $75,764,511)		153,964,592

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESC958	Adelphia Communications Corp. Preferred*+	$190,000	-

	TOTAL ESCROW NOTES
	(cost $0)		-

	RIGHTS - 0.10%	Shares
	Rental and Leasing Services - 0.10%
CDCOR	Comdisco Holding Company, Inc.*#	1,800,000	162,000
	TOTAL RIGHTS
	(cost $89,221)		162,000

	SHORT-TERM INVESTMENTS - 2.76%	Principal Amount
	Commercial Paper - 2.76%
026828371	U.S. Bank N.A., 0.02%, 10/01/2014	$4,370,000	4,370,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	259	259
	TOTAL SHORT-TERM INVESTMENTS
	(cost $4,370,259)		4,370,259

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.69%
	Money Market Funds - 9.69%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	15,347,345	15,347,345
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $15,347,345)		15,347,345

	TOTAL INVESTMENTS - 109.78%
	(cost $95,571,336)(a)		$173,844,196

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2014. Total loaned securities had a market value of $14,731,435 at September 30, 2014.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of September 30, 2014.
ADR	- American Depository Receipt.

(a) Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.  Net unrealized appreciation is as follows:

Gross unrealized appreciation	$78,472,343
Gross unrealized depreciation	(199,483)
Net unrealized appreciation	$78,272,860

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2014 (Unaudited)

Identifier	COMMON STOCKS - 95.99%	Shares	Value
	Apparel Manufacturing - 1.66%
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,000	$162,555

	Asset Management - 12.15%
APO	Apollo Global Management LLC - Class A	300	7,152
BAM	Brookfield Asset Management Inc. - Class A	4,000	179,840
DDEJF	Dundee Corporation - Class A*	36,000	544,968
JZCP LN	JZ Capital Partners Limited	10,000	68,736
ONEXF	Onex Corporation	7,000	389,550
			1,190,246
	Beverage and Tobacco Product Manufacturing - 0.18%
CWGL	Crimson Wine Group Limited*^	1,350	12,379
FNEVY	Fraser and Neave Limited - ADR	400	4,861
			17,240
	Chemical Manufacturing - 1.33%
PAH	Platform Specialty Products Corporation*	5,200	130,104

	Construction of Buildings - 2.03%
BRP	Brookfield Residential Properties Inc.*	10,100	190,789
LEN	Lennar Corporation - Class A^	200	7,766
			198,555
	Credit Intermediation and Related Activities - 0.03%
IFT	Imperial Holdings, Inc.*	400	2,580

	Crop Production - 0.20%
CRESY	Cresud S.A.C.I.F.y A. - ADR	1,765	19,239

	E-Commerce - 4.37%
LINTA	Liberty Interactive Corporation - Class A*	15,000	427,800

	Electronics and Appliance Stores - 0.38%
SHOS	Sears Hometown and Outlet Stores Inc.*	2,400	37,200

	European Exchanges - 1.22%
BME SM	Bolsas y Mercados Espanoles	3,130	119,352

	Gaming - 2.29%
WYNN	Wynn Resorts Limited	1,200	224,496

	General Merchandise Stores - 2.55%
SRSC	Sears Canada Inc.	6,600	62,964
SHLD	Sears Holdings Corporation*^	7,400	186,702
			249,666
	Global Exchanges - 0.58%
BVMF3 BZ	BM&FBOVESPA SA	9,470	43,447
EXAE GA	Hellenic Exchanges SA Holding Clearing Settlement and Registry*	1,800	13,755
			57,202
	Holding Company - 21.46%
BOL FP	Bollore SA	925	525,514
CKI CN	Clarke Inc.	2,000	17,501
IEP	Icahn Enterprises LP	6,094	644,989
LMCA	Liberty Media Corporation - Class A*	3,600	169,848
LMCK	Liberty Media Corporation - Class C*	7,200	338,328
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*	5,200	176,280
LVNTA	Liberty Ventures - Series A*	5,200	197,392
PVF CN	Partners Value Fund Inc.*	1,200	31,876
			2,101,728
	Insurance Carriers and Related Activities - 0.80%
AFSI	AmTrust Financial Services, Inc.^	500	19,910
GLRE	Greenlight Capital Re, Limited - Class A*	1,800	58,338
			78,248
	Jewelry, Watch, Precious Stone, and Precious Metal Merchant Wholesalers - 2.34%
CFR VX	Compagnie Financiere Richemont SA	2,800	229,789

	Lessors of Nonresidential Buildings (except Miniwarehouses) - 6.12%
HHC	The Howard Hughes Corporation*	4,000	600,000

	Media - 2.35%
ATC NA	Altice SA*	100	5,296
DISCA	Discovery Communications, Inc. - Class A*	1,200	45,360
DISCK	Discovery Communications, Inc. - Class C*	1,200	44,736
STRZA	Starz - Class A*	4,094	135,430
			230,822
	Mining (except Oil and Gas) - 0.63%
FNV	Franco-Nevada Corporation	1,000	48,880
NCQ	NovaCopper Inc.*	666	619
NG	NovaGold Resources Inc.*^	4,000	12,120
			61,619
	Motion Picture and Sound Recording Industries - 2.39%
DWA	DreamWorks Animation SKG, Inc. - Class A*	8,600	234,522

	Oil and Gas - 5.30%
TPL	Texas Pacific Land Trust	2,700	519,588

	Oil and Gas Extraction - 9.92%
CLR	Continental Resources, Inc.*	2,100	139,608
PARR	Par Petroleum Corporation*	4,114	69,321
POU CN	Paramount Resources Limited - Class A*	1,410	80,764
SEMUF	Siem Industries Inc.*	6,600	574,860
TOU CN	Tourmaline Oil Corp.*	2,415	107,019
			971,572
	Other Information Services - 0.01%
IIJI	Internet Initiative Japan Inc. - ADR	100	997

	Publishing Industries (except Internet) - 0.08%
PRISY	Promotora de Informaciones S.A. - ADR*	1,803	2,056
PRS SM	Promotora de Informaciones S.A. - Class A*	18,310	5,527
			7,583
	Real Estate - 7.39%
BPY	Brookfield Property Partners LP	281	5,921
BRE CN	Brookfield Real Estate Services, Inc.	5,050	62,587
CIT SP	City Developments Limited	8,000	60,327
DRM CN	Dream Unlimited Corp. - Class A*	48,800	571,683
TPH	TRI Pointe Homes, Inc.*	1,800	23,292
			723,810
	Restaurants - 4.76%
BKW	Burger King Worldwide Inc.^	1,800	53,388
WEN	The Wendy's Company^	50,000	413,000
			466,388
	Satellite Telecommunications - 2.78%
DISH	DISH Network Corp. - Class A*	1,800	116,244
SATS	EchoStar Corporation - Class A*	3,200	156,032
			272,276
	Telecommunications - 0.41%
NUM FP	Numericable Group SA*	100	5,336
9984 JP	SoftBank Corp.	500	35,054
			40,390
	Transportation Equipment Manufacturing - 0.28%
HEI/A	HEICO Corporation - Class A	675	27,203

	TOTAL COMMON STOCKS
	(cost $7,296,032)		9,402,770

	MUTUAL FUNDS - 0.74%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.74%
TRF	Templeton Russia and East European Fund, Inc.	5,800	73,080

	TOTAL MUTUAL FUNDS
	(cost $77,854)		73,080

	SHORT-TERM INVESTMENTS - 3.35%	Principal Amount
	Commercial Paper - 3.34%
026828371	U.S. Bank N.A., 0.02%, 10/01/2014	$327,000	327,000

	Money Market Funds - 0.01%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	697	697

	TOTAL SHORT-TERM INVESTMENTS
	(cost $327,697)		327,697

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 6.17%
	Money Market Funds - 6.17%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	604,527	604,527

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING		604,527
	(cost $604,527)

	TOTAL INVESTMENTS - 106.25%
	(cost $8,306,110)(a)		$10,408,074

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2014. Total loaned securities had a market value of $559,235 at September 30, 2014.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2014.
ADR	- American Depository Receipt.

(a) Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.  Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$2,670,483
Gross Unrealized Depreciation	(568,519)
Net Unrealized Appreciation	$2,101,964

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2014 (Unaudited)

Identifier	COMMON STOCKS - 94.87%	Shares	Value
	Apparel Manufacturing - 0.15%
LB	L Brands, Inc.	25,600	$1,714,688
LVMUY	LVMH Moet Hennessy Louis Vuitton SA - ADR	5,200	168,428
			1,883,116
	Asset Management - 6.05%
APO	Apollo Global Management LLC - Class A	1,000	23,840
BAM	Brookfield Asset Management Inc. - Class A	1,085,600	48,808,576
DDEJF	Dundee Corporation - Class A*	186,900	2,829,292
JZCP LN	JZ Capital Partners Limited	15,200	104,479
OAK	Oaktree Capital Group LLC^	10,000	511,000
ONEXF	Onex Corporation	410,400	22,838,760
RCP LN	RIT Capital Partners plc	22,400	503,306
806 HK	Value Partners Group Limited	2,747,000	2,005,897
WETF	WisdomTree Investments, Inc.*^	24,700	281,086
			77,906,236
	Beverage and Tobacco Product Manufacturing - 0.13%
BF/A	Brown-Forman Corporation - Class A	450	40,136
ROX	Castle Brands, Inc.*^	72,000	94,320
CWGL	Crimson Wine Group Limited*^	171,860	1,575,956
			1,710,412
	Broadcasting (except Internet) - 1.91%
CBS	CBS Corporation - Class B	460,220	24,621,770

	Chemical Manufacturing - 1.83%
OPK	OPKO Health, Inc.*^	4,000	34,040
PAH	Platform Specialty Products Corporation*	148,900	3,725,478
SIAL	Sigma-Aldrich Corporation	145,815	19,832,298
VHI	Valhi, Inc.	4,600	30,038
			23,621,854
	Construction of Buildings - 0.12%
BRP	Brookfield Residential Properties Inc.*	28,600	540,254
LEN	Lennar Corporation - Class A^	26,300	1,021,229
			1,561,483
	Credit Intermediation and Related Activities - 0.01%
IFT	Imperial Holdings, Inc.*	9,200	59,340
OCN	Ocwen Financial Corporation*	200	5,236
			64,576
	E-Commerce - 2.95%
IACI	IAC/InterActiveCorp	37,000	2,438,300
LINTA	Liberty Interactive Corporation - Class A*	1,248,400	35,604,368
			38,042,668
	Electronics and Appliance Stores - 0.14%
SHOS	Sears Hometown and Outlet Stores Inc.*	118,700	1,839,850

	Gaming - 4.05%
LVS	Las Vegas Sands Corp.	300,000	18,663,000
MGM	MGM Resorts International*	481,600	10,970,848
WYNN	Wynn Resorts Limited	120,000	22,449,600
			52,083,448
	General Merchandise Stores - 1.27%
SRSC	Sears Canada Inc.	493,400	4,707,036
SHLD	Sears Holdings Corporation*^	458,980	11,580,065
			16,287,101
	Global Exchanges - 0.23%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry*	33,600	256,754
JSE SJ	JSE Limited	316,000	2,758,445
			3,015,199
	Holding Company - 17.72%
BOL FP	Bollore SA	5,200	2,954,239
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	23,520	-
IEP	Icahn Enterprises LP^	958,919	101,491,979
LUK	Leucadia National Corporation	944,100	22,507,344
LMCA	Liberty Media Corporation - Class A*	624,400	29,459,192
LMCK	Liberty Media Corporation - Class C*	1,248,800	58,681,112
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*	180,800	6,129,120
LVNTA	Liberty Ventures - Series A*	180,800	6,863,168
PVF CN	Partners Value Fund Inc.*	800	21,251
			228,107,405
	Insurance Carriers and Related Activities - 1.14%
AFSI	AmTrust Financial Services, Inc.^	4,600	183,172
MKL	Markel Corporation*^	22,732	14,460,962
			14,644,134
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 11.54%
HHC	The Howard Hughes Corporation*	959,300	143,895,000
RSE	Rouse Properties, Inc.^	289,200	4,676,364
			148,571,364
	Lessors of Residential Buildings and Dwellings - 0.91%
ELS	Equity Lifestyle Properties, Inc. - REIT	277,000	11,733,720

	Machinery Manufacturing - 0.08%
CFX	Colfax Corporation*	17,300	985,581

	Manufactured Brands - 2.50%
JAH	Jarden Corporation*^	536,000	32,218,960

	Media - 5.19%
DISCA	Discovery Communications, Inc. - Class A*^	389,923	14,739,089
DISCK	Discovery Communications, Inc. - Class C*	389,923	14,536,330
SNI	Scripps Networks Interactive - Class A^	69,973	5,464,192
STRZA	Starz - Class A*	619,000	20,476,520
VIAB	Viacom Inc. - Class B	151,100	11,625,634
			66,841,765
	Merchant Wholesalers, Nondurable Goods - 0.01%
GLEN LN	Glencore Xstrata plc*	12,000	66,765

	Mining (except Oil and Gas) - 1.09%
FNV	Franco-Nevada Corporation^	286,800	14,018,784

	Motion Picture and Sound Recording Industries - 3.93%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	1,853,400	50,542,218

	Motor Vehicle and Parts Dealers - 3.67%
AN	AutoNation, Inc.*	940,000	47,291,400

	Non-Store Retailers - 0.44%
LE	Lands' End, Inc.*^	138,810	5,707,867

	Oil and Gas - 6.77%
TPL	Texas Pacific Land Trust^	452,680	87,113,739

	Oil and Gas Extraction - 3.77%
CNQ	Canadian Natural Resources Limited	190,000	7,379,600
CLR	Continental Resources, Inc.*^	225,980	15,023,151
PARR	Par Petroleum Corporation*	30,892	520,530
SEMUF	Siem Industries Inc.*	29,700	2,586,870
TOU CN	Tourmaline Oil Corp.*	518,290	22,967,751
			48,477,902
	Other Exchanges - 3.12%
CBOE	CBOE Holdings Inc.^	738,326	39,518,899
URB/A CN	Urbana Corporation - Class A	398,178	664,845
			40,183,744
	Other Information Services - 0.00%
GOOGL	Google Inc. - Class A*	30	17,652
GOOG	Google Inc. - Class C*	30	17,321
			34,973
	Performing Arts, Spectator Sports, and Related Industries - 3.67%
LYV	Live Nation Entertainment, Inc.*	1,966,400	47,232,928

	Publishing Industries (except Internet) - 0.02%
TRBAA	Tribune Media Company - Class A*	3,000	197,400

	Real Estate - 2.60%
BPY	Brookfield Property Partners LP^	73,064	1,539,458
DRM CN	Dream Unlimited Corp. - Class A*	287,100	3,363,322
FCE/A	Forest City Enterprises, Inc. - Class A*^	1,173,200	22,947,792
TPH	TRI Pointe Homes, Inc.*	67,600	874,744
VNO	Vornado Realty Trust - REIT^	48,000	4,798,080
			33,523,396
	Restaurants - 2.01%
BKW	Burger King Worldwide Inc.^	12,400	367,784
WEN	The Wendy's Company^	3,081,600	25,454,016
			25,821,800
	Satellite Telecommunications - 5.57%
DISH	DISH Network Corp. - Class A*^	709,100	45,793,678
SATS	EchoStar Corporation - Class A*	512,500	24,989,500
LORL	Loral Space & Communications Inc.*	300	21,543
VSAT	ViaSat, Inc.*^	16,800	926,016
			71,730,737
	Security System Services - 0.03%
ASCMA	Ascent Capital Group LLC - Class A*	6,400	385,280

	Support Activities for Transportation - 0.06%
357 HK	Hainan Meilan International Airport Company Limited - Class H	974,000	765,166

	Transportation Equipment Manufacturing - 0.00%
HEI/A	HEICO Corporation - Class A	1,250	50,375

	Utilities - 0.19%
BIP	Brookfield Infrastructure Partners LP^	65,930	2,505,340

	TOTAL COMMON STOCKS
	(cost $752,199,123)		1,221,390,456

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	-

	TOTAL ESCROW NOTES
	(cost $0)		-

	MUTUAL FUNDS - 0.00%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.00%
TRF	Templeton Russia and East European Fund, Inc.	2,200	27,720

	TOTAL MUTUAL FUNDS
	(cost $32,397)		27,720

	SHORT-TERM INVESTMENTS - 5.25%	Principal Amount
	Commercial Paper - 5.02%
026828371	U.S. Bank N.A., 0.02%, 10/01/2014	$64,568,000	64,568,000

	Money Market Funds - 0.23%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	2,959,622	2,959,622

	TOTAL SHORT-TERM INVESTMENTS
	(cost $67,527,622)		67,527,622

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 13.51%
	Money Market Funds - 13.51%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	173,916,212	173,916,212

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $173,916,212)		173,916,212

	TOTAL INVESTMENTS - 113.63%
	(cost $993,675,354)(a)		$1,462,862,010

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2014. Total loaned securities had a market value of $166,219,586 at September 30, 2014.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2014.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.  Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$523,530,191
Gross Unrealized Depreciation	(54,343,535)
Net Unrealized Appreciation	$469,186,656

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2014 (Unaudited)

Identifier	COMMON STOCKS - 99.07%	Shares	Value
	Chemical Manufacturing - 6.47%
AGEN	Agenus, Inc.*	148	$460
ALKS	Alkermes plc*^	25,000	1,071,750
APHB	AmpliPhi Biosciences Corp.*	1,000	216
IMNP	Immune Pharmaceuticals Inc.*	17	59
LONN VX	Lonza Group AG*	5,000	604,379
MMRF	MMRGlobal Inc.*	43,000	860
			1,677,724
	Pharmaceutical and Biotechnology - 84.05%
ABT	Abbott Laboratories	8,000	332,720
ABBV	AbbVie Inc.^	14,000	808,640
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	188,550
AZN	AstraZeneca plc - ADR	13,000	928,720
BIIB	Biogen Idec, Inc.*	7,250	2,398,373
BMY	Bristol-Myers Squibb Company^	34,000	1,740,120
CLDX	Celldex Therapeutics Inc.*^	26,294	340,770
CBST	Cubist Pharmaceuticals, Inc.*^	24,000	1,592,160
DNDN	Dendreon Corporation*^	34,000	48,960
LLY	Eli Lilly & Company	23,000	1,491,550
GSK	GlaxoSmithKline plc - ADR^	22,673	1,042,278
ISIS	Isis Pharmaceuticals, Inc.*^	17,000	660,110
JNJ	Johnson & Johnson	14,000	1,492,260
MRK	Merck & Co., Inc.	16,000	948,480
MACK	Merrimack Pharmaceuticals, Inc.*^	12,000	105,360
NVS	Novartis AG - ADR^	18,000	1,694,340
ONTY	Oncothyreon, Inc.*^	32,333	62,079
OSIR	Osiris Therapeutics, Inc.*^	18,000	226,620
PFE	Pfizer, Inc.	46,000	1,360,220
PGNX	Progenics Pharmaceuticals, Inc.*^	67,200	348,768
RHHBY	Roche Holding AG Limited - ADR	22,000	813,780
SNY	Sanofi - ADR	26,000	1,467,180
SHPG	Shire plc - ADR	6,000	1,554,300
SNTA	Synta Pharmaceuticals Corp.*^	11,000	33,110
VICL	Vical Inc.*	84,500	94,640
			21,774,088
	Professional, Scientific, and Technical Services - 8.55%
AFFX	Affymetrix, Inc.*^	104,000	829,920
AMRI	Albany Molecular Research, Inc.*^	56,000	1,235,920
CDXS	Codexis, Inc.*	5,611	13,073
ONTX	Onconova Therapeutics, Inc.*	18,000	77,400
PACB	Pacific Biosciences of California Inc.*	12,000	58,920
			2,215,233
	TOTAL COMMON STOCKS
	(cost $16,149,127)		25,667,045

	RIGHTS - 0.06%
	Funds, Trusts, and Other Financial Vehicles - 0.03%
LGNDZ	Ligand Pharmaceuticals Inc.*	44,000	462
LGNXZ	Ligand Pharmaceuticals Inc.*	44,000	3,740
LGNYZ	Ligand Pharmaceuticals Inc.	44,000	2,860
LGNZZ	Ligand Pharmaceuticals Inc.*	44,000	880
			7,942
	Pharmaceutical and Biotechnology - 0.03%
GCVRZ	Sanofi*	15,538	7,225
	TOTAL RIGHTS
	(cost $0)		15,167

	SHORT-TERM INVESTMENTS - 0.06%	Principal Amount
	Commercial Paper - 0.06%
026828371	U.S. Bank N.A., 0.02%, 10/01/2014	$14,900	14,900

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	739	739
	TOTAL SHORT-TERM INVESTMENTS
	(cost $15,639)		15,639

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 38.03%
	Money Market Funds - 38.03%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	9,851,030	9,851,030
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $9,851,030)		9,851,030

	TOTAL INVESTMENTS - 137.22%
	(cost $26,015,796)(a)		$35,548,881

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2014. Total loaned securities had a market value of $9,312,437 at September 30, 2014.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2014.
ADR	- American Depository Receipt.

(a) Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$11,347,632
Gross unrealized depreciation	(1,814,547)
Net unrealized appreciation	$9,533,085

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2014 (Unaudited)

Identifier	COMMON STOCKS - 97.35%	Shares	Value
	Asset Management - 8.90%
DDEJF	Dundee Corporation - Class A*	884,900	$13,395,616
JZCP LN	JZ Capital Partners Limited	196,400	1,349,982
OCX CN	Onex Corporation	339,600	18,909,287
RCP LN	RIT Capital Partners plc	135,200	3,037,808
SII CN	Sprott, Inc.	1,680	4,260
			36,696,953
	Automobile and Other Motor Vehicle Merchant Wholesalers - 0.21%
VTU LN	Vertu Motors plc	975,000	885,142

	Chemical Manufacturing - 3.57%
IPAR	Inter Parfums, Inc.^	155,100	4,265,250
PAH	Platform Specialty Products Corporation*	418,300	10,465,866
			14,731,116
	Construction of Buildings - 2.86%
BRP	Brookfield Residential Properties Inc.*^	625,100	11,808,139

	Credit Intermediation and Related Activities - 0.24%
BOKF	BOK Financial Corporation^	11,400	757,872
IFT	Imperial Holdings, Inc.*	35,000	225,750
			983,622
	Electronics and Appliance Stores - 1.41%
SHOS	Sears Hometown and Outlet Stores Inc.*^	375,700	5,823,350

	Forestry and Logging - 0.01%
KEWL	Keweenaw Land Association Limited*	380	41,800

	Gaming - 1.05%
TPCA	Tropicana Entertainment Inc.*^	256,600	4,310,880

	General Merchandise Stores - 1.70%
SRSC	Sears Canada Inc.^	613,100	5,848,974
SHLD	Sears Holdings Corporation*^	46,500	1,173,195
			7,022,169
	Global Exchanges - 0.35%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry*	190,000	1,451,884

	Holding Company - 10.29%
IEP	Icahn Enterprises LP	336,294	35,593,357
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*	32,200	1,091,580
LVNTA	Liberty Ventures - Series A*	32,200	1,222,312
PVF CN	Partners Value Fund Inc.*	170,600	4,531,765
			42,439,014
	Insurance Carriers and Related Activities - 3.45%
AFSI	AmTrust Financial Services, Inc.^	217,300	8,652,886
GLRE	Greenlight Capital Re, Limited - Class A*^	171,400	5,555,074
			14,207,960
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 10.41%
HHC	The Howard Hughes Corporation*	276,300	41,445,000
RSE	Rouse Properties, Inc.^	92,800	1,500,576
			42,945,576
	Lessors of Residential Buildings and Dwellings - 1.44%
ELS	Equity Lifestyle Properties, Inc. - REIT	139,800	5,921,928

	Machinery Manufacturing - 0.48%
CFX	Colfax Corporation*	34,500	1,965,465

	Manufactured Brands - 7.29%
JAH	Jarden Corporation*	468,550	28,164,541
MOV	Movado Group, Inc.	57,200	1,891,032
			30,055,573
	Media - 1.39%
STRZA	Starz - Class A*	173,800	5,749,304

	Merchant Wholesalers, Durable Goods - 0.19%
DORM	Dorman Products, Inc.*^	19,200	769,152

	Mining (except Oil and Gas) - 0.26%
FM CN	First Quantum Minerals Limited	39,366	759,938
MUX	McEwen Mining Inc.*	160,600	314,776
			1,074,714
	Motion Picture and Sound Recording Industries - 4.91%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	742,300	20,242,521

	Motor Vehicle and Parts Dealers - 0.38%
PAG	Penske Automotive Group, Inc.	38,700	1,570,833

	Non-Store Retailers - 0.14%
LE	Lands' End, Inc.*^	13,986	575,104

	Oil and Gas - 10.48%
TPL	Texas Pacific Land Trust	224,500	43,202,780

	Oil and Gas Extraction - 1.80%
BLMC	Biloxi Marsh Lands Corporation	100	2,700
PARR	Par Petroleum Corporation*	361,719	6,094,965
WPX	WPX Energy Inc.*	55,800	1,342,548
			7,440,213
	Other Exchanges - 0.50%
CBOE	CBOE Holdings Inc.	16,990	909,390
URB/A CN	Urbana Corporation - Class A	695,071	1,160,572
			2,069,962
	Performing Arts, Spectator Sports, and Related Industries - 3.77%
LYV	Live Nation Entertainment, Inc.*	647,000	15,540,940

	Petroleum and Coal Products Manufacturing - 1.18%
CVI	CVR Energy, Inc.^	108,600	4,857,678

	Publishing Industries (except Internet) - 0.16%
PRISY	Promotora de Informaciones SA - ADR*	484,833	552,710
VALU	Value Line, Inc.	7,615	121,611
			674,321
	Real Estate - 7.61%
DRM CN	Dream Unlimited Corp. - Class A*	2,235,000	26,182,598
TPH	TRI Pointe Homes, Inc.*	401,200	5,191,528
			31,374,126
	Rental and Leasing Services - 0.01%
CDCO	Comdisco Holding Company, Inc.*^	7,560	45,662

	Restaurants - 5.85%
WEN	The Wendy's Company^	2,922,400	24,139,024

	Satellite Telecommunications - 0.46%
LORL	Loral Space & Communications Inc.*	14,000	1,005,340
VSAT	ViaSat, Inc.*^	16,400	903,968
			1,909,308
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.00%
RHJI BB	RHJ International*	800	3,944

	Telecommunications - 0.03%
CIBY	CIBL, Inc.*	18	24,660
ICTG	ICTC Group Inc.*	208	4,160
LICT	Lynch Interactive Corporation*	16	76,400
			105,220
	Transportation Equipment Manufacturing - 4.57%
ARII	American Railcar Industries, Inc.^	153,600	11,354,112
FDML	Federal-Mogul Corporation*	504,200	7,497,454
			18,851,566
	TOTAL COMMON STOCKS
	(cost $325,511,934)		401,486,943

	RIGHTS - 0.12%
	Rental and Leasing Services - 0.12%
CDCOR	Comdisco Holding Company, Inc.*#	5,634,807	507,133
	TOTAL RIGHTS
	(cost $1,296,169)		507,133

	SHORT-TERM INVESTMENTS - 2.46%	Principal Amount
	Commercial Paper - 2.46%
026828371	U.S. Bank N.A., 0.02%, 10/01/2014	$10,154,000	10,154,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	360	360

	TOTAL SHORT-TERM INVESTMENTS
	(cost $10,154,360)		10,154,360

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 13.88%
	Money Market Funds - 13.88%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	57,249,628	57,249,628

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING		57,249,628
	(cost $57,249,628)

	TOTAL INVESTMENTS - 113.81%
	(cost $394,212,091)(a)		$469,398,064

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2014. Total loaned securities had a market value of $56,739,646 at September 30, 2014.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of September 30, 2014.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually,the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$101,320,477
Gross Unrealized Depreciation	(26,134,504)
Net Unrealized Appreciation	$75,185,973

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2014 (Unaudited)

Identifier	COMMON STOCKS - 87.97%	Shares	Value
	Administrative and Support Services - 0.01%
MRKT	Markit Limited*	200	$4,670

	Asset Management - 20.90%
APO	Apollo Global Management LLC - Class A	18,900	450,576
BX	The Blackstone Group LP	31,600	994,768
BAM	Brookfield Asset Management Inc. - Class A	54,000	2,427,840
DDEJF	Dundee Corporation - Class A*	194,600	2,945,855
FII	Federated Investors, Inc. - Class B^	3,600	105,696
JZCP LN	JZ Capital Partners Limited	60,200	413,793
OAK	Oaktree Capital Group LLC^	28,400	1,451,240
OZM	Och-Ziff Capital Management Group - Class A	2,400	25,704
ONEXF	Onex Corporation	55,800	3,105,270
SII CN	Sprott, Inc.	41,155	104,362
806 HK	Value Partners Group Limited	306,000	223,445
WETF	WisdomTree Investments, Inc.*^	45,200	514,376
			12,762,925
	Beverage and Tobacco Product Manufacturing - 0.08%
CWGL	Crimson Wine Group Limited*^	5,080	46,583

	Chemical Manufacturing - 0.04%
BIOF	BioFuel Energy Corporation*^	1,600	10,208
KDUS	Cadus Corporation*	10,800	16,740
			26,948
	Construction of Buildings - 0.51%
BRP	Brookfield Residential Properties Inc.*	16,400	309,796

	Credit Intermediation and Related Activities - 2.56%
BBCN	BBCN Bancorp, Inc.	10	146
EWBC	East West Bancorp, Inc.	3,204	108,936
IFT	Imperial Holdings, Inc.*^	225,400	1,453,830
			1,562,912
	Data Processor - 4.38%
MA	MasterCard, Inc. - Class A	16,000	1,182,720
V	Visa, Inc. - Class A	7,000	1,493,590
			2,676,310
	E-Commerce - 1.07%
LINTA	Liberty Interactive Corporation - Class A*	22,900	653,108

	Electronics and Appliance Stores - 0.02%
SHOS	Sears Hometown and Outlet Stores Inc.*	610	9,455

	European Exchanges - 0.44%
DB1 GR	Deutsche Boerse AG	4,000	269,435

	Gaming - 3.34%
LVS	Las Vegas Sands Corp.	11,000	684,310
TPCA	Tropicana Entertainment Inc.*	80,800	1,357,440
			2,041,750
	General Merchandise Stores - 0.14%
SRSC	Sears Canada Inc.	300	2,862
SHLD	Sears Holdings Corporation*^	3,200	80,736
			83,598
	Global Exchanges - 2.42%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry*	17,600	134,490
JSE SJ	JSE Limited	83,600	729,766
LSE LN	London Stock Exchange Group plc	12,800	387,621
SGX SP	Singapore Exchange Limited	40,000	226,699
			1,478,576
	Holding Company - 15.32%
CKI CN	Clarke Inc.	1,000	8,751
IEP	Icahn Enterprises LP^	61,726	6,533,080
LUK	Leucadia National Corporation	70,200	1,673,568
PVF CN	Partners Value Fund Inc.*	42,900	1,139,582
			9,354,981
	Insurance Carriers and Related Activities - 2.10%
AFSI	AmTrust Financial Services, Inc.^	19,600	780,472
GLRE	Greenlight Capital Re, Limited - Class A*	1,200	38,892
MKL	Markel Corporation*^	725	461,209
			1,280,573
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 7.18%
HHC	The Howard Hughes Corporation*	27,700	4,155,000
RSE	Rouse Properties, Inc.^	14,000	226,380
			4,381,380
	Media - 1.08%
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*	9,148	310,117
LVNTA	Liberty Ventures - Series A*	9,148	347,258
			657,375
	Merchant Wholesalers, Durable Goods - 0.03%
AMRK	A-Mark Precious Metals, Inc.*	1,600	18,400

	Mining (except Oil and Gas) - 0.42%
FNV	Franco-Nevada Corporation	5,200	254,176

	Non-Store Retailers - 2.34%
BID	Sotheby's^	40,000	1,428,800

	Oil and Gas - 9.58%
TPL	Texas Pacific Land Trust	30,400	5,850,176

	Other Exchanges - 5.23%
CBOE	CBOE Holdings Inc.	42,000	2,248,050
NZX NZ	NZX Limited	359,002	353,122
URB/A CN	Urbana Corporation - Class A	356,004	594,426
			3,195,598
	Real Estate - 4.73%
DRM CN	Dream Unlimited Corp. - Class A*	246,400	2,886,529

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.60%
CME	CME Group, Inc.	6,400	511,712
ICE	IntercontinentalExchange Group, Inc.	4,000	780,200
LTS	Ladenburg Thalmann Financial Services Inc.*^	24,000	101,760
OTCM	OTC Markets Group Inc. - Class A	62,120	801,348
			2,195,020
	Transportation Equipment Manufacturing - 0.01%
ARII	American Railcar Industries, Inc.^	100	7,392

	U.S. Equity Exchanges - 0.44%
NDAQ	The NASDAQ OMX Group, Inc.^	6,400	271,488

	TOTAL COMMON STOCKS
	(cost $37,714,119)		53,707,954

	RIGHTS - 0.01%
	Asset Management - 0.00%
WPSL	W.P. Stewart & Co., Ltd.*+	205	-

	Chemical Manufacturing - 0.01%
BIOFR	BioFuel Energy Corporation, Expiration: 10/15/2014, Strike Price: $5.00*^	1,600	4,608

	TOTAL RIGHTS
	(cost $4,014)		4,608

	MUTUAL FUNDS - 0.07%
	Funds, Trusts, and Other Financial Vehicles - 0.07%
PFN	PIMCO Income Strategy Fund II	760	8,003
SPE	Special Opportunities Fund Inc.	2,000	33,300
TRF	Templeton Russia and East European Fund, Inc.	200	2,520

	TOTAL MUTUAL FUNDS
	(cost $41,435)		43,823

	SHORT-TERM INVESTMENTS - 9.83%	Principal Amount
	Commercial Paper - 4.90%
026828371	U.S. Bank N.A., 0.02%, 10/01/2014	$2,991,000	2,991,000

	Money Market Funds - 4.93%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	3,012,000	3,012,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,003,000)		6,003,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 8.85%
	Money Market Funds - 8.85%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	5,403,233	5,403,233

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $5,403,233)		5,403,233

	TOTAL INVESTMENTS - 106.73%
	(cost $49,165,801)(a)		$65,162,618

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2014. Total loaned securities had a market value of $5,210,134 at September 30, 2014.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2014.

(a) Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$18,378,255
Gross Unrealized Depreciation	(2,381,438)
Net Unrealized Appreciation	$15,996,817

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - September 30, 2014 (Unaudited)

		Principal
Identifier	CORPORATE BONDS - 66.71%	Amount	Value
	Beverage and Tobacco Product Manufacturing - 2.42%
	Altria Group, Inc.
02209SAK9	4.125%, 09/11/2015	$100,000	$103,238
	The Coca-Cola Company
191216AP5	1.500%, 11/15/2015	100,000	101,142
	Dr. Pepper Snapple Group, Inc.
26138EAM1	2.900%, 01/15/2016	200,000	205,504
	PepsiCo, Inc.
713448CL0	0.950%, 02/22/2017	200,000	199,301
	Reynolds American, Inc.
761713AV8	1.050%, 10/30/2015	175,000	175,570
			784,755
	Broadcasting (except Internet) - 0.62%
	NBCUniversal Media, LLC
63946BAB6	3.650%, 04/30/2015	100,000	101,913
	The Walt Disney Company
25468PCU8	0.450%, 12/01/2015	100,000	99,964
			201,877
	Chemical Manufacturing - 3.06%
	Colgate-Palmolive Company
19416QDQ0	1.375%, 11/01/2015	150,000	151,543
19416QDX5	1.300%, 01/15/2017	200,000	201,356
	The Dow Chemical Company
260543CD3	2.500%, 02/15/2016	250,000	255,513
	Ecolab Inc.
278865AJ9	2.375%, 12/08/2014	125,000	125,473
278865AN0	1.000%, 08/09/2015	55,000	55,205
	Mylan Inc.
628530AW7	1.800%, 06/24/2016	200,000	202,421
			991,511
	Computer and Electronic Product Manufacturing - 5.11%
	Apple, Inc.
037833AM2	1.050%, 05/05/2017	250,000	249,308
	Covidien International Finance SA
22303QAK6	2.800%, 06/15/2015	100,000	101,639
	Hewlett-Packard Co.
428236BC6	2.125%, 09/13/2015	100,000	101,418
	International Business Machines Corporation
459200HD6	0.750%, 05/11/2015	100,000	100,308
	Intel Corp.
458140AH3	1.950%, 10/01/2016	200,000	204,506
	Medtronic, Inc.
585055AR7	3.000%, 03/15/2015	100,000	101,210
585055BB1	0.875%, 02/27/2017	250,000	248,454
	Texas Instruments Inc.
882508AR5	2.375%, 05/16/2016	200,000	205,720
	Thermo Fisher Scientific, Inc.
883556AS1	3.200%, 05/01/2015	140,000	142,199
	Tyco Electronics Group SA
902133AL1	1.600%, 02/03/2015	200,000	200,779
			1,655,541
	Consumer Staples - 0.62%
	The Procter & Gamble Company
742718ED7	0.750%, 11/04/2016	200,000	200,039

	Credit Intermediation and Related Activities - 11.72%
	American Express Centurion
025815AA9	0.875%, 11/13/2015	250,000	250,877
	Bank of America Corporation
06051GES4	1.250%, 01/11/2016	250,000	251,142
	The Bank of New York Mellon Corporation
06406HCD9	0.700%, 10/23/2015	200,000	200,298
	Bank of Nova Scotia
064159BV7	0.950%, 03/15/2016	200,000	200,836
	Branch Banking & Trust Company
07330NAC9	1.450%, 10/03/2016	180,000	181,652
	Capital One Bank (USA), NA
140420NG1	1.200%, 02/13/2017	250,000	249,600
	Caterpillar Financial Services Corporation
14912L5B3	1.050%, 03/26/2015	100,000	100,373
14912L4S7	2.650%, 04/01/2016	200,000	205,919
	Fifth Third Bank
31677QAX7	0.900%, 02/26/2016	150,000	150,333
	General Electric Capital Corp.
36962G6M1	1.000%, 12/11/2015	200,000	201,153
	Harley-Davidson Financial Services Inc.
41283LAC9	1.150%, 09/15/2015, Acquired 01/08/2014 at $200,551■	200,000	201,074
	John Deere Capital Corporation
24422ERQ4	0.875%, 04/17/2015	100,000	100,317
24422ESH3	1.050%, 12/15/2016	200,000	200,389
	Key Bank NA
49327M2J2	1.100%, 11/25/2016	250,000	250,507
	Manufacturers and Traders Trust Company
55279HAF7	1.400%, 07/25/2017	300,000	299,679
	PACCAR Financial Corporation
69371RK62	1.050%, 06/05/2015	100,000	100,497
	PNC Bank NA
69349LAN8	1.300%, 10/03/2016	250,000	251,669
	Teva Pharmaceuticals Finance
88166CAA6	3.000%, 06/15/2015	100,000	101,811
	Wells Fargo Bank NA
92976GAB7	4.800%, 11/01/2014+	96,000	96,307
	Wells Fargo & Company
94974BFL9	1.250%, 07/20/2016	200,000	201,253
			3,795,686
	Digital Security - 0.47%
	Symantec Corp.
871503AG3	2.750%, 09/15/2015	150,000	152,747

	Diversified Financial Services - 1.58%
	The Goldman Sachs Group, Inc.
38143USC6	3.625%, 02/07/2016	300,000	310,129
	JPMorgan Chase & Co.
46623EJR1	1.100%, 10/15/2015	200,000	200,883
			511,012
	E-Commerce - 1.05%
	Amazon.com, Inc.
023135AK2	0.650%, 11/27/2015	200,000	200,366
	eBay, Inc.
278642AD5	0.700%, 07/15/2015	140,000	140,445
			340,811
	Electrical Equipment, Appliance, and Component Manufacturing - 0.31%
	Whirlpool Corporation
963320AP1	1.350%, 03/01/2017	100,000	99,719

	Fabricated Metal Product Manufacturing - 0.63%
	Danaher Corporation
235851AL6	2.300%, 06/23/2016	200,000	205,425

	Food Manufacturing - 4.19%
	ConAgra Foods, Inc.
205887BH4	1.350%, 09/10/2015	100,000	100,542
205887BP6	1.300%, 01/25/2016	200,000	200,876
	General Mills, Inc.
370334BN3	0.875%, 01/29/2016	200,000	200,644
	HJ Heinz Co.
423074AL7	2.000%, 09/12/2016	150,000	149,444
	Kellogg Company
487836BG2	1.125%, 05/15/2015	200,000	200,925
487836BF4	1.875%, 11/17/2016	100,000	101,571
	Kraft Foods Group Inc.
50076QAK2	1.625%, 06/04/2015	200,000	201,522
	William Wrigley Jr. Company
982526AR6	1.400%, 10/21/2016, Acquired 10/28/2013 at $201,001■	200,000	201,100
			1,356,624
	Food Services and Drinking Places - 0.62%
	Starbucks Corporation
855244AE9	0.875%, 12/05/2016	200,000	200,074

	General Merchandise Stores - 1.31%
	Costco Wholesale Corporation
22160KAD7	0.650%, 12/07/2015	150,000	150,299
	Wal-Mart Stores, Inc.
931142CX9	1.500%, 10/25/2015	74,000	74,879
931142DE0	0.600%, 04/11/2016	200,000	199,992
			425,170
	Health and Personal Care Stores - 1.55%
	CVS Caremark Corporation
126650BT6	3.250%, 05/18/2015	100,000	101,768
126650CA6	1.200%, 12/05/2016	200,000	200,394
	Walgreen Company
931422AG4	1.000%, 03/13/2015	200,000	200,528
			502,690
	Holding Company - 0.78%
	Berkshire Hathaway Finance Corp.
084664BX8	0.950%, 08/15/2016#	250,000	251,028

	Insurance Carriers and Related Activities - 2.17%
	Aetna Inc.
00817YAK4	1.750%, 05/15/2017	300,000	302,016
	UnitedHealth Group Inc.
91324PBX9	0.850%, 10/15/2015	100,000	100,326
	WellPoint, Inc.
94973VAZ0	1.250%, 09/10/2015	300,000	301,831
			704,173
	Machinery Manufacturing - 1.67%
	Cameron International Corporation
13342BAN5	1.400%, 06/15/2017	242,000	241,975
	Illinois Tool Works, Inc.
452308AS8	0.900%, 02/25/2017#	300,000	298,994
			540,969
	Media - 1.80%
	Discovery Communications
25470DAB5	3.700%, 06/01/2015	100,000	102,146
	Time Warner, Inc.
887317AC9	5.875%, 11/15/2016	300,000	329,336
	Viacom Inc.
92553PAK8	1.250%, 02/27/2015	150,000	150,516
			581,998
	Merchant Wholesalers, Nondurable Goods - 2.33%
	AmerisourceBergen Corporation
03073EAK1	1.150%, 05/15/2017	300,000	298,241
	Express Scripts Holding Company
30219GAB4	2.100%, 02/12/2015	100,000	100,580
302182AF7	3.125%, 05/15/2016	150,000	155,426
	McKesson Corp.
581557AY1	0.950%, 12/04/2015	200,000	200,302
			754,549
	Mining (except Oil and Gas) - 1.24%
	Freeport-McMoRan Copper & Gold Inc.
35671DAV7	1.400%, 02/13/2015	300,000	300,871
	Rio Tinto Financial USA plc
76720AAA4	1.125%, 03/20/2015	100,000	100,369
			401,240
	Miscellaneous Manufacturing - 3.43%
	3M Co.
88579YAD3	1.375%, 09/29/2016	250,000	253,728
	Baxter International Inc.
071813BH1	0.950%, 06/01/2016	200,000	200,725
	CareFusion Corp.
14170TAL5	1.450%, 05/15/2017	300,000	298,630
	CR Bard, Inc.
067383AB5	2.875%, 01/15/2016	150,000	154,051
	Stryker Corporation
863667AC5	2.000%, 09/30/2016	200,000	204,182
			1,111,316
	Motor Vehicle and Parts Dealers - 0.77%
	AutoZone, Inc.
053332AQ5	1.300%, 01/13/2017	250,000	250,084

	Oil and Gas Extraction - 1.96%
	Canadian Natural Resources Limited
136385AQ4	1.450%, 11/14/2014+	130,000	130,125
	Devon Energy Corporation
25179MAS2	1.200%, 12/15/2016	200,000	200,258
	Marathon Oil Corporation
565849AJ5	0.900%, 11/01/2015	100,000	100,066
	Occidental Petroleum Corporation
674599CB9	1.750%, 02/15/2017	200,000	202,658
			633,107
	Other Information Services - 0.70%
	Google Inc.
38259PAC6	2.125%, 05/19/2016	222,000	227,447

	Petroleum and Coal Products Manufacturing - 1.24%
	Chevron Corporation
166764AC4	0.889%, 06/24/2016	200,000	200,929
	Exxon Mobil Corp.
30231GAA0	0.921%, 03/15/2017#	200,000	199,738
			400,667
	Pharmaceutical and Biotechnology - 3.38%
	Amgen Inc.
031162AJ9	4.850%, 11/18/2014+	140,000	140,759
	GlaxoSmithKline Capital Inc.
377372AG2	0.700%, 03/18/2016	200,000	200,202
	Johnson & Johnson
478160BF0	0.700%, 11/28/2016#	300,000	299,822
	Life Technologies Corporation
53217VAD1	3.500%, 01/15/2016	150,000	154,886
	Pfizer, Inc.
717081DJ9	1.100%, 05/15/2017	300,000	299,469
			1,095,138
	Pipeline Transportation - 0.31%
	Williams Partners LP
96950FAB0	3.800%, 02/15/2015	100,000	101,118

	Publishing Industries (except Internet) - 0.31%
	Thomson Reuters Corporation
884903BL8	0.875%, 05/23/2016	100,000	99,877

	Satellite Telecommunications - 0.48%
	DIRECTV Holdings, LLC
25459HAY1	3.500%, 03/01/2016	150,000	155,288

	Software - 0.31%
	Adobe Systems, Inc.
00724FAA9	3.250%, 02/01/2015	100,000	100,907

	Support Activities for Mining - 0.79%
	Schlumberger Investment SA
806854AA3	1.950%, 09/14/2016, Acquired 01/10/2014 at $254,929■	250,000	255,115

	Support Activities for Transportation - 0.97%
	GATX Corporation
361448AK9	3.500%, 07/15/2016	300,000	312,531

	Telecommunications - 1.86%
	AT&T, Inc.
00206RBL5	0.800%, 12/01/2015	200,000	200,305
	Verizon Communications Inc.
92343VBH6	0.700%, 11/02/2015	200,000	200,231
	Vodafone Group plc
92857WAX8	1.625%, 03/20/2017	200,000	200,463
			600,999
	Transportation Equipment Manufacturing - 2.32%
	Lockheed Martin Corp.
539830AX7	2.125%, 09/15/2016	250,000	255,863
	Toyota Motor Credit Corp.
89233P6J0	0.875%, 07/17/2015	200,000	200,910
	VW Credit, Inc.
B84TD43	1.875%, 10/13/2016	290,000	294,844
			751,617
	Utilities - 1.10%
	PECO Energy Company
693304AN7	5.000%, 10/01/2014+	52,000	52,000
	Southern Power Company
843646AF7	4.875%, 07/15/2015	100,000	103,456
	Xcel Energy, Inc.
98389BAP5	0.750%, 05/09/2016	200,000	199,785
			355,241
	Waste Management and Remediation Services - 1.53%
	Waste Management, Inc.
94106LAT6	6.375%, 03/11/2015	100,000	102,525
94106LAX7	2.600%, 09/01/2016	383,000	394,288
			496,813
	TOTAL CORPORATE BONDS
	(cost $21,612,739)		21,604,903

	U.S. GOVERNMENT AGENCY ISSUES - 3.81%1
	U.S. Government Agency Issues - 3.81%
	Federal Farm Credit Bank
3133ED4A7	0.375%, 10/07/2015#	300,000	300,363
	Federal Home Loan Banks
313371ZY5	1.875%, 12/11/2015#	175,000	178,292
313375RN9	1.000%, 03/11/2016#	200,000	201,754
	Federal Home Loan Mortgage Corporation
3137EADQ9	0.500%, 05/13/2016#	300,000	300,214
	Federal National Mortgage Association
31398A4K5	1.875%, 10/15/2015#	250,000	254,066
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(cost $1,233,608)		1,234,689

	U.S. TREASURY OBLIGATIONS - 6.47%
	U.S. Treasury Notes - 6.47%
912828TK6	0.250%, 08/15/2015#	350,000	350,458
912828UW8	0.250%, 04/15/2016#	500,000	499,053
912828VL1	0.625%, 07/15/2016#	250,000	250,601
912828WA4	0.625%, 10/15/2016#	300,000	299,906
912828B74	0.625%, 02/15/2017#	200,000	199,164
912828D49	0.875%, 08/15/2017	500,000	497,636

	TOTAL U.S. TREASURY OBLIGATIONS
	(cost $2,095,713)		2,096,818

	EXCHANGE TRADED FUNDS - 20.11%	Shares
	Funds, Trusts, and Other Financial Vehicles - 20.11%
CSJ	iShares 1-3 Year Credit Bond ETF	34,100	3,590,048
MINT	PIMCO Enhanced Short Maturity ETF^	4,700	476,345
SCPB	SPDR Barclays Short Term Corporate Bond ETF#	24,000	736,560
VCSH	Vanguard Short-Term Corporate Bond ETF	21,400	1,709,218

	TOTAL EXCHANGE TRADED FUNDS
	(cost $6,527,655)		6,512,171

	PURCHASED PUT OPTIONS - 0.19%	Contractsd
	Credit Intermediation and Related Activities - 0.13%
	iPath S&P 500 VIX Short-Term Futures ETN*
VXX 150117P00025000	Expiration Date: January 2015, Exercise Price: $25.00	20	2,600
VXX 160115P00015000	Expiration Date: January 2016, Exercise Price: $15.00	12	1,512
VXX 160115P00020000	Expiration Date: January 2016, Exercise Price: $20.00	71	20,590
VXX 160115P00025000	Expiration Date: January 2016, Exercise Price: $25.00	30	16,650
			41,352
	Funds, Trusts, and Other Financial Vehicles - 0.06%
	ProShares Ultra VIX Short-Term Futures ETF*
UVXY 160115P00010000	Expiration Date: January 2016, Exercise Price: $10.00	6	1,860
UVXY 160115P00015000	Expiration Date: January 2016, Exercise Price: $15.00	29	17,110
			18,970
	TOTAL PURCHASED PUT OPTIONS
	(cost $73,178)		60,322

	SHORT-TERM INVESTMENTS - 7.81%	Principal Amount
	Commercial Paper - 4.42%
026828371	U.S. Bank N.A., 0.02%, 10/01/2014	$1,432,000	1,432,000

	Money Market Funds - 3.39%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%#b	1,097,757	1,097,757
	TOTAL SHORT-TERM INVESTMENTS
	(cost $2,529,757)		2,529,757

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.06%
	Money Market Funds - 0.06%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b	20,800	20,800
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $20,800)		20,800

	TOTAL INVESTMENTS - 105.16%
	(cost $34,093,450)(a)		$34,059,460

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
#	- All or a portion of the securities have been committed as collateral for written option contracts.
■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 2.03%.
^	- This security or a portion of this security was out on loan at September 30, 2014. Total loaned securities had a market value of $20,270 at September 30, 2014.
1	- The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2014.
d	- 100 shares per contract.
+	- Priced at amortized cost.
ETF	- Exchange Traded Fund.
ETN	- Exchange Traded Note.

(a)Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.  Net unrealized appreciation is as follows:

Gross unrealized appreciation	$22,231
Gross unrealized depreciation	(56,221)
Net unrealized appreciation	$(33,990)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - September 30, 2014 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contractsd	Value
	Accommodation
	Carnival Corporation
CCL 150117P00029500	Expiration: January 2015, Exercise Price: $29.50	9	$90
CCL 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	8	360
CCL 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	34	2,550
CCL 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	315
CCL 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	5	1,012
	Marriott International Inc. - Class A
MAR 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	240
MAR 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	2	155
MAR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	4	820
	Starwood Hotels & Resorts Worldwide, Inc.
HOT 150117P00053050	Expiration: January 2015, Exercise Price: $53.05	1	15
HOT 160115P00053050	Expiration: January 2016, Exercise Price: $53.05	4	384
HOT 160115P00055550	Expiration: January 2016, Exercise Price: $55.55	10	1,180
HOT 160115P00058050	Expiration: January 2016, Exercise Price: $58.05	1	147
HOT 160115P00060550	Expiration: January 2016, Exercise Price: $60.55	5	900
			8,168
	Administrative and Support Services
	Accenture plc - Class A
ACN 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	5	162
ACN 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	13	2,405
	Expedia, Inc.
EXPE 150117P00054480	Expiration: January 2015, Exercise Price: $54.48	4	50
EXPE 150117P00059480	Expiration: January 2015, Exercise Price: $59.48	17	425
EXPE 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	3	218
EXPE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	1,650
EXPE 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	245
EXPE 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	2	810
EXPE 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	2	1,250
	The Priceline Group Inc.
PCLN 170120P00860000	Expiration: January 2017, Exercise Price: $860.00	1	6,355
			13,570
	Ambulatory Health Care Services
	DaVita HealthCare Partners Inc.
DVA 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	11	688
DVA 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	95
			783
	Apparel Manufacturing
	L Brands, Inc.
LB 150117P00046000	Expiration: January 2015, Exercise Price: $46.00	5	62
LB 160115P00039000	Expiration: January 2016, Exercise Price: $39.00	10	700
LB 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	3	240
LB 160115P00041500	Expiration: January 2016, Exercise Price: $41.50	2	180
LB 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	5	838
			2,020
	Asset Management
	Affiliated Managers Group, Inc.
AMG 141220P00140000	Expiration: December 2014, Exercise Price: $140.00	1	37
AMG 141220P00145000	Expiration: December 2014, Exercise Price: $145.00	1	43
	BlackRock, Inc.
BLK 160115P00210000	Expiration: January 2016, Exercise Price: $210.00	8	2,880
BLK 160115P00220000	Expiration: January 2016, Exercise Price: $220.00	1	450
BLK 160115P00230000	Expiration: January 2016, Exercise Price: $230.00	4	2,300
	The Blackstone Group LP
BX 141220P00024000	Expiration: December 2014, Exercise Price: $24.00	6	72
BX 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	16	160
BX 150320P00024000	Expiration: March 2015, Exercise Price: $24.00	5	187
BX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	5	378
BX 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	45	6,143
	Franklin Resources, Inc.
BEN 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	1	12
BEN 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	42	5,565
	KKR & Co. LP
KKR 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	50	625
KKR 150320P00018000	Expiration: March 2015, Exercise Price: $18.00	11	385
KKR 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	22	1,320
	Legg Mason, Inc.
LM 141122P00034000	Expiration: November 2014, Exercise Price: $34.00	10	125
			20,682
	Beverage and Tobacco Product Manufacturing
	Anheuser-Busch InBev NV - ADR
BUD 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	630
	The Coca-Cola Company
KO 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	88
KO 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	7	500
KO 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	4	412
	Constellation Brands, Inc. - Class A
STZ 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	8	60
STZ 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	30
STZ 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	9	450
STZ 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	3	735
STZ 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	3	352
STZ 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	7	963
STZ 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	5	825
STZ 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	4	1,240
STZ 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	2	1,090
	Lorillard, Inc.
LO 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	2	29
LO 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	11	1,144
	Molson Coors Brewing Company - Class B
TAP 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	22	165
TAP 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	2	70
TAP 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	14	630
TAP 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	6	345
TAP 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	375
TAP 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	3	292
TAP 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	245
TAP 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	2	315
TAP 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	9	1,823
TAP 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	2	900
	Philip Morris International, Inc.
PM 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	5	370
PM 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	154
			14,232
	Broadcasting (except Internet)
	CBS Corporation - Class B
CBS 141220P00040000	Expiration: December 2014, Exercise Price: $40.00	2	25
CBS 141220P00042500	Expiration: December 2014, Exercise Price: $42.50	3	67
CBS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	4	80
CBS 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	2	65
CBS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	8	520
CBS 150117P00047000	Expiration: January 2015, Exercise Price: $47.00	2	200
CBS 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	3	548
CBS 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	8	1,920
CBS 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	15	4,725
	Comcast Corporation - Class A
CMCSA 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	15	142
CMCSA 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	6	84
CMCSA 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	6	387
CMCSA 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	10	980
CMCSA 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	13	1,645
	Sirius XM Holdings Inc.
SIRI 160115P00002500	Expiration: January 2016, Exercise Price: $2.50	160	1,280
	Twenty-First Century Fox, Inc. - Class A
FOXA 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	28	280
FOXA 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	15	263
FOXA 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	14	875
FOXA 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	25	2,375
FOXA 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	6	1,080
	The Walt Disney Company
DIS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	8	504
DIS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	16	1,488
DIS 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	538
DIS 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	4	644
DIS 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	7	1,354
DIS 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	2	465
DIS 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	1	380
			22,914
	Building Equipment Contractors
	Honeywell International Inc.
HON 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	17
HON 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	7	1,036
HON 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	1	207
			1,260
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	31	387
FAST 150117P00034500	Expiration: January 2015, Exercise Price: $34.50	13	228
FAST 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	7	228
FAST 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	20	2,600
FAST 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	3	495
FAST 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	475
	The Home Depot, Inc.
HD 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	10	150
	Lowe's Companies, Inc.
LOW 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	10	75
LOW 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	9	81
LOW 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	5	67
LOW 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	36	2,610
LOW 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	5	1,323
	The Sherwin-Williams Company
SHW 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	2	400
SHW 160115P00150000	Expiration: January 2016, Exercise Price: $150.00	3	840
			9,959
	Chemical Manufacturing
	Celgene Corporation
CELG 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	6	87
CELG 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	10	165
CELG 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	46
CELG 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	366
CELG 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	1,710
CELG 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	814
CELG 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	577
	CF Industries Holdings, Inc.
CF 160115P00175000	Expiration: January 2016, Exercise Price: $175.00	1	352
CF 160115P00180000	Expiration: January 2016, Exercise Price: $180.00	6	2,385
CF 160115P00185000	Expiration: January 2016, Exercise Price: $185.00	2	940
CF 160115P00190000	Expiration: January 2016, Exercise Price: $190.00	3	1,643
	The Dow Chemical Company
DOW 141220P00037000	Expiration: December 2014, Exercise Price: $37.00	4	60
DOW 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	12	102
DOW 150320P00045000	Expiration: March 2015, Exercise Price: $45.00	3	286
DOW 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	8	316
DOW 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	20	1,020
DOW 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	6	429
DOW 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	184
DOW 160115P00037000	Expiration: January 2016, Exercise Price: $37.00	25	3,050
DOW 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	11	1,925
	E.I. du Pont de Nemours and Company
DD 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	18	1,026
DD 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	6	510
	Eastman Chemical Company
EMN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	142
EMN 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	14	2,975
EMN 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	6	1,890
	LyondellBasell Industries NV - Class A
LYB 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	210
LYB 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	2	330
LYB 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	4	1,660
	Monsanto Company
MON 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	2	278
MON 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	4	744
MON 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	7	1,746
MON 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	1	338
MON 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	5	2,250
	The Mosaic Company
MOS 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	19	2,612
MOS 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	9	1,818
	Mylan Inc.
MYL 141018P00037000	Expiration: October 2014, Exercise Price: $37.00	4	10
MYL 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	3	42
MYL 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	28	672
MYL 150117P00036000	Expiration: January 2015, Exercise Price: $36.00	2	62
MYL 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	4	150
MYL 150117P00039000	Expiration: January 2015, Exercise Price: $39.00	5	303
MYL 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	364
MYL 160115P00037000	Expiration: January 2016, Exercise Price: $37.00	10	2,280
MYL 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	4	1,248
	OPKO Health, Inc.
OPK 150117P00003000	Expiration: January 2015, Exercise Price: $3.00	66	330
OPK 150320P00006000	Expiration: March 2015, Exercise Price: $6.00	20	400
OPK 160115P00003000	Expiration: January 2016, Exercise Price: $3.00	66	1,485
	Teva Pharmaceutical Industries Limited - ADR
TEVA 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	4	42
TEVA 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	35	1,120
TEVA 160115P00032500	Expiration: January 2016, Exercise Price: $32.50	6	288
TEVA 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	9	909
TEVA 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	5	708
	Theravance Inc.
THRX 141220P00015000	Expiration: December 2014, Exercise Price: $15.00	13	1,105
THRX 150320P00012000	Expiration: March 2015, Exercise Price: $12.00	12	900
THRX 150320P00013000	Expiration: March 2015, Exercise Price: $13.00	46	4,600
THRX 150320P00014000	Expiration: March 2015, Exercise Price: $14.00	20	2,600
THRX 150320P00015000	Expiration: March 2015, Exercise Price: $15.00	13	2,178
			56,782
	Clothing and Clothing Accessories Stores
	DSW Inc. - Class A
DSW 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	35	437
DSW 150417P00020000	Expiration: April 2015, Exercise Price: $20.00	7	140
DSW 150417P00022500	Expiration: April 2015, Exercise Price: $22.50	27	1,283
	The Estee Lauder Companies Inc. - Class A
EL 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	190
	The Gap, Inc.
GPS 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	17	1,198
GPS 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	36	3,600
	Nordstrom, Inc.
JWN 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	4	370
JWN 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	4	760
JWN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	1,208
	Tiffany & Co.
TIF 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	11	918
TIF 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	122
TIF 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	1	177
TIF 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	7	1,484
TIF 160115P00072500	Expiration: January 2016, Exercise Price: $72.50	7	2,079
TIF 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	8	2,780
			16,746
	Computer and Electronic Product Manufacturing
	Agilent Technologies, Inc.
A 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	5	60
A 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	18	297
A 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	72
A 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	25	3,237
A 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	3	506
A 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	2	439
	Altera Corporation
ALTR 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	18	1,440
	Apple, Inc.
AAPL 150717P00080000	Expiration: July 2015, Exercise Price: $80.00	2	416
AAPL7 160115P00057140	Expiration: January 2016, Exercise Price: $57.14e	28	214
AAPL 160115P00057140	Expiration: January 2016, Exercise Price: $57.14	7	462
AAPL 160115P00058570	Expiration: January 2016, Exercise Price: $58.57	21	1,627
AAPL 160115P00068570	Expiration: January 2016, Exercise Price: $68.57	1	185
AAPL 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	2	412
AAPL 160115P00071430	Expiration: January 2016, Exercise Price: $71.43	11	2,536
AAPL 160115P00075710	Expiration: January 2016, Exercise Price: $75.71	2	625
	Broadcom Corporation - Class A
BRCM 150220P00028000	Expiration: February 2015, Exercise Price: $28.00	10	140
BRCM 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	8	296
BRCM 160115P00027000	Expiration: January 2016, Exercise Price: $27.00	22	1,672
	Cisco Systems, Inc.
CSCO 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	4	18
CSCO 150417P00020000	Expiration: April 2015, Exercise Price: $20.00	10	210
CSCO 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	10	195
CSCO 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	18	837
	EMC Corporation
EMC 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	7	388
	Hologic, Inc.
HOLX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	61	3,050
HOLX 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	8	800
	International Business Machines Corporation
IBM 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	5	457
IBM 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	1	224
IBM 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	2	650
IBM 160115P00160000	Expiration: January 2016, Exercise Price: $160.00	2	1,340
	QUALCOMM Inc.
QCOM 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	15
QCOM 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	15	1,553
QCOM 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	6	972
QCOM 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	7	1,414
QCOM 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	753
	Sony Corporation
SNE 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	26	455
SNE 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	57	3,420
	St. Jude Medical, Inc.
STJ 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	20	1,850
STJ 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	8	1,380
STJ 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	19	5,368
	Texas Instruments Inc.
TXN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	2	103
TXN 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	10	1,060
TXN 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	6	972
	Thermo Fisher Scientific, Inc.
TMO 150320P00100000	Expiration: March 2015, Exercise Price: $100.00	2	265
TMO 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	10	1,925
TMO 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	4	960
TMO 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	7	2,415
			47,685
	Construction of Buildings
	Lennar Corporation - Class A
LEN 141122P00028000	Expiration: November 2014, Exercise Price: $28.00	5	47
LEN 141122P00030000	Expiration: November 2014, Exercise Price: $30.00	5	40
LEN 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	8	56
LEN 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	270
LEN 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	12	288
LEN 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	15	945
LEN 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	24	2,628
LEN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	9	1,283
			5,557
	Consumer Staples
	The Procter & Gamble Company
PG 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	7	546
PG 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	8	1,580
			2,126
	Couriers and Messengers
	FedEx Corp.
FDX 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	5	432
FDX 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	4	430
FDX 160115P00097500	Expiration: January 2016, Exercise Price: $97.50	1	122
FDX 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	7	970
FDX 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	1	263
			2,217
	Credit Intermediation and Related Activities
	American Express Company
AXP 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	115
AXP 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	12	2,094
AXP 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	6	1,269
AXP 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	9	2,326
AXP 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	2	750
	Bank of America Corporation
BAC 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	32	144
BAC 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	42	798
BAC 160115P00012000	Expiration: January 2016, Exercise Price: $12.00	194	7,857
	The Bank of New York Mellon Corporation
BK 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	28	1,218
BK 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	20	920
BK 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	5	572
	Capital One Financial Corporation
COF 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	8	940
	Citigroup Inc.
C 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	6	69
C 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	3	181
C 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	27	2,174
C 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	6	936
	Ocwen Financial Corporation
OCN 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	8	1,700
OCN 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	8	900
OCN 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	7	1,767
OCN 160115P00027500	Expiration: January 2016, Exercise Price: $27.50	20	12,100
	State Street Corporation
STT 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	227
	U.S. Bancorp
USB 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	316
USB 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	3	350
USB 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	309
	Wells Fargo & Company
WFC 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	6	414
WFC 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	8	792
WFC 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	4	506
WFC 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	3	1,148
			42,892
	Data Processor
	MasterCard, Inc. - Class A
MA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	6	120
MA 150117P00055500	Expiration: January 2015, Exercise Price: $55.50	2	42
MA 150117P00058000	Expiration: January 2015, Exercise Price: $58.00	10	275
MA 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	10	1,870
MA 160115P00056000	Expiration: January 2016, Exercise Price: $56.00	2	410
MA 160115P00057000	Expiration: January 2016, Exercise Price: $57.00	2	449
MA 160115P00058000	Expiration: January 2016, Exercise Price: $58.00	3	735
MA 160115P00059000	Expiration: January 2016, Exercise Price: $59.00	3	802
MA 160115P00062000	Expiration: January 2016, Exercise Price: $62.00	10	3,450
	Visa, Inc. - Class A
V 150117P00180000	Expiration: January 2015, Exercise Price: $180.00	3	293
V 160115P00150000	Expiration: January 2016, Exercise Price: $150.00	1	267
V 160115P00165000	Expiration: January 2016, Exercise Price: $165.00	2	925
			9,638
	Diversified Financial Services
	The Goldman Sachs Group, Inc.
GS 150117P00120000	Expiration: January 2015, Exercise Price: $120.00	2	61
GS 150117P00125000	Expiration: January 2015, Exercise Price: $125.00	1	36
GS 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	3	471
GS 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	188
	JPMorgan Chase & Co.
JPM 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	8	80
JPM 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	21	1,900
JPM 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	9	1,409
			4,145
	E-Commerce
	Amazon.com, Inc.
AMZN 150117P00255000	Expiration: January 2015, Exercise Price: $255.00	1	271
AMZN 150117P00260000	Expiration: January 2015, Exercise Price: $260.00	1	312
AMZN 150117P00270000	Expiration: January 2015, Exercise Price: $270.00	5	2,112
AMZN 160115P00230000	Expiration: January 2016, Exercise Price: $230.00	1	970
AMZN 160115P00260000	Expiration: January 2016, Exercise Price: $260.00	1	1,710
AMZN 160115P00290000	Expiration: January 2016, Exercise Price: $290.00	1	2,740
AMZN 170120P00240000	Expiration: January 2017, Exercise Price: $240.00	1	2,063
	eBay, Inc.
EBAY 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	6	48
EBAY 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	7	73
EBAY 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	3	176
EBAY 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	200
EBAY 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	37	3,848
EBAY 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	9	1,701
	IAC/InterActiveCorp
IACI 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	11	137
IACI 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	11	275
IACI 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	18	765
IACI 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	170
IACI 150417P00050000	Expiration: April 2015, Exercise Price: $50.00	7	665
	Liberty Interactive Corporation - Class A
LINTA 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	5	63
LINTA 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	30	525
			18,824
	Electrical Equipment, Appliance, and Component Manufacturing
	Corning Inc.
GLW 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	38	114
GLW 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	13	949
	Emerson Electric Co.
EMR 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	2	245
EMR 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	11	2,200
EMR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	1,625
	Whirlpool Corporation
WHR 141220P00110000	Expiration: December 2014, Exercise Price: $110.00	2	74
WHR 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	5	140
WHR 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	1	40
WHR 150320P00110000	Expiration: March 2015, Exercise Price: $110.00	1	121
WHR 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	433
WHR 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	2	685
WHR 160115P00105000	Expiration: January 2016, Exercise Price: $105.00	7	3,010
WHR 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	3	1,598
WHR 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	3	1,965
			13,199
	Electronics and Appliance Stores
	Best Buy Co., Inc.
BBY 150320P00023000	Expiration: March 2015, Exercise Price: $23.00	10	405

	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	8	100
DHR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	510
DHR 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	5	1,825
			2,435
	Food and Beverage Stores
	The Kroger Co.
KR 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	9	270
	Whole Foods Market, Inc.
WFM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	3	63
WFM 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	12	2,484
WFM 150220P00028000	Expiration: February 2015, Exercise Price: $28.00	5	130
WFM 150220P00029000	Expiration: February 2015, Exercise Price: $29.00	5	165
WFM 150220P00031000	Expiration: February 2015, Exercise Price: $31.00	10	470
WFM 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	40	4,860
WFM 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	9	1,373
WFM 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	2,620
			12,435
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 141220P00035000	Expiration: December 2014, Exercise Price: $35.00	4	20
ADM 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	3	76
ADM 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	39	1,345
ADM 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	7	378
ADM 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	3	332
ADM 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	11	1,601
	Bunge Limited
BG 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	30
BG 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	2	40
BG 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	70
BG 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	10	1,625
	Mead Johnson Nutrition Company
MJN 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	4	124
MJN 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	10	315
MJN 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	33
MJN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	250
	Mondelez International Inc. - Class A
MDLZ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	444
	Post Holdings Inc.
POST 150320P00030000	Expiration: March 2015, Exercise Price: $30.00	32	5,200
	Tyson Foods, Inc. - Class A
TSN 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	8	640
TSN 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	5	638
TSN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	14	2,310
TSN 170120P00028000	Expiration: January 2017, Exercise Price: $28.00	10	2,125
			17,596
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	49
SBUX 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	5	455
SBUX 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	19	2,783
SBUX 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	11	2,514
SBUX 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	2	790
	Yum! Brands, Inc.
YUM 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	13	546
YUM 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	446
YUM 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	2,280
			9,863
	Funds, Trusts, and Other Financial Vehicles
	CBRE Group, Inc. - Class A
CBG 150320P00027000	Expiration: March 2015, Exercise Price: $27.00	5	437
	iShares MSCI Emerging Markets ETF
EEM 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	6	462
EEM 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	406
	Market Vectors Gold Miners ETF
GDX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	30	2,505
GDX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	21	1,187
GDX 160115P00016000	Expiration: January 2016, Exercise Price: $16.00	3	243
GDX 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	6	852
GDX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	10	2,235
GDX 160115P00021000	Expiration: January 2016, Exercise Price: $21.00	5	1,395
			9,722
	Furniture and Home Furnishings Stores
	Bed Bath & Beyond Inc.
BBBY 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	1,490

	Gaming
	Las Vegas Sands Corp.
LVS 141220P00055000	Expiration: December 2014, Exercise Price: $55.00	1	110
LVS 150117P00047250	Expiration: January 2015, Exercise Price: $47.25	1	40
LVS 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	4	254
LVS 150117P00052250	Expiration: January 2015, Exercise Price: $52.25	9	815
LVS 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	283
LVS 150117P00057250	Expiration: January 2015, Exercise Price: $57.25	2	403
LVS 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	3	702
LVS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	8	2,920
LVS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	18	9,990
LVS 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	1,590
	Wynn Resorts Limited
WYNN 141220P00150000	Expiration: December 2014, Exercise Price: $150.00	2	203
WYNN 141220P00155000	Expiration: December 2014, Exercise Price: $155.00	1	141
WYNN 150117P00167000	Expiration: January 2015, Exercise Price: $167.00	3	1,192
WYNN 150117P00175000	Expiration: January 2015, Exercise Price: $175.00	1	642
WYNN 150320P00155000	Expiration: March 2015, Exercise Price: $155.00	1	335
WYNN 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	246
WYNN 160115P00137000	Expiration: January 2016, Exercise Price: $137.00	2	995
WYNN 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	3	1,695
WYNN 160115P00147000	Expiration: January 2016, Exercise Price: $147.00	1	725
WYNN 160115P00167000	Expiration: January 2016, Exercise Price: $167.00	3	4,163
			27,444
	General Merchandise Stores
	Costco Wholesale Corporation
COST 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	3	285
COST 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	8	1,040
COST 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	1	177
	Macy's, Inc.
M 141122P00045000	Expiration: November 2014, Exercise Price: $45.00	3	25
M 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	2	26
M 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	2	34
M 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	30	1,095
M 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	195
M 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	19	2,328
M 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	1,050
	Sears Holdings Corporation
SHLD1 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	8	1,672
SHLD 150320P00020000	Expiration: March 2015, Exercise Price: $20.00	15	5,775
SHLD 150320P00025000	Expiration: March 2015, Exercise Price: $25.00	3	1,898
SHLD 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	8	4,720
	Target Corporation
TGT 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	702
	Wal-Mart Stores, Inc.
WMT 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	4	78
WMT 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	69
			21,169
	Health and Personal Care Stores
	CVS Caremark Corporation
CVS 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	3	211
CVS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	91
CVS 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	17	2,389
CVS 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	445
	Walgreen Company
WAG 141018P00055000	Expiration: October 2014, Exercise Price: $55.00	2	26
WAG 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	1,280
WAG 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	8	628
WAG 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	22	3,223
WAG 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	7	1,799
WAG 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	8	2,740
WAG 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	2,225
			15,057
	Heavy and Civil Engineering Construction
	Chicago Bridge & Iron Company N.V.
CBI 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	3	727
CBI 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	1	345
CBI 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	3	833
CBI 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	13	5,590
CBI 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	1,905
CBI 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	14	12,950
CBI 170120P00042500	Expiration: January 2017, Exercise Price: $42.50	9	3,375
			25,725
	Holding Company
	Icahn Enterprises LP
IEP 141220P00075000	Expiration: December 2014, Exercise Price: $75.00	8	100
IEP 150320P00080000	Expiration: March 2015, Exercise Price: $80.00	9	698
	Leucadia National Corporation
LUK2 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	33	660
LUK2 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	42	4,620
			6,078
	Insurance Carriers and Related Activities
	Aetna Inc.
AET 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	12	1,182
AET 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	147
AET 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	5	1,115
AET 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	650
AET 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	4	1,640
	Aflac, Inc.
AFL 150117P00047000	Expiration: January 2015, Exercise Price: $47.00	8	180
AFL 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	365
AFL 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	520
	American International Group, Inc.
AIG 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	14	721
AIG 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	15	1,207
	Humana Inc.
HUM 150220P00095000	Expiration: February 2015, Exercise Price: $95.00	2	95
HUM 160115P00087500	Expiration: January 2016, Exercise Price: $87.50	2	425
HUM 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	465
HUM 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	4	1,290
HUM 160115P00097500	Expiration: January 2016, Exercise Price: $97.50	2	705
HUM 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	1	405
	Lincoln National Corporation
LNC 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	31	4,991
	MetLife, Inc.
MET 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	18	189
MET 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	2	25
MET 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	576
MET 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	27	3,321
MET 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	19	2,916
	Prudential Financial, Inc.
PRU 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	181
PRU 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	30	7,425
	UnitedHealth Group Inc.
UNH 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	1,284
UNH 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	12	1,848
UNH 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	3	558
UNH 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	9	2,016
	WellPoint, Inc.
WLP 150320P00085000	Expiration: March 2015, Exercise Price: $85.00	5	300
WLP 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	66
WLP 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	5	417
WLP 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	2	217
WLP 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	15	2,115
WLP 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	5	1,103
WLP 160115P00087500	Expiration: January 2016, Exercise Price: $87.50	1	323
			40,983
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	237
COH 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	68	6,970
COH 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	5	875
	NIKE, Inc. - Class B
NKE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	12	582
NKE 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	20	1,510
NKE 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	466
NKE 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	2	665
			11,305
	Machinery Manufacturing
	Baker Hughes Inc.
BHI 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	8	1,900
BHI 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	4	1,190
	Cameron International Corporation
CAM 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	8	600
	Caterpillar Inc.
CAT 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	97
CAT 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	8	1,100
CAT 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	5	975
CAT 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	2	548
CAT 160115P00077500	Expiration: January 2016, Exercise Price: $77.50	3	967
CAT 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	2	755
CAT 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	1	443
	Cummins Inc.
CMI 141220P00110000	Expiration: December 2014, Exercise Price: $110.00	1	57
CMI 150117P00115000	Expiration: January 2015, Exercise Price: $115.00	1	137
CMI 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	1	253
CMI 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	1	330
CMI 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	3	1,260
CMI 160115P00105000	Expiration: January 2016, Exercise Price: $105.00	10	5,350
CMI 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	6	3,990
CMI 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	1	825
	Deere & Company
DE 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	18
DE 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	522
	Eaton Corporation plc
ETN 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	4	120
ETN 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	11	798
ETN 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	17	4,080
ETN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	4,620
ETN 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	8	3,840
	General Electric Company
GE 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	25	450
GE 150320P00021000	Expiration: March 2015, Exercise Price: $21.00	4	80
GE 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	15	608
GE 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	34	2,227
	Ingersoll-Rand plc
IR 150320P00047500	Expiration: March 2015, Exercise Price: $47.50	4	400
IR 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	3	450
IR 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	29	7,468
IR 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	2	660
	National Oilwell Varco, Inc.
NOV1 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	4	98
NOV1 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	10	1,630
NOV 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	1,330
NOV1 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	8	1,884
NOV 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	7	3,325
			55,385
	Media
	Time Warner, Inc.
TWX 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	480
	Viacom Inc. - Class B
VIAB 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	8	200
VIAB 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	1	37
VIAB 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	25	6,563
VIAB 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	760
			8,040
	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	2	15
CAH 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	6	450
CAH 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	12	1,260
CAH 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	17	2,465
CAH 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	8	1,560
	Express Scripts Holding Company
ESRX 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	115
ESRX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	61
ESRX 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	2	249
ESRX 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	13	2,080
ESRX 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	6	1,476
ESRX 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	4	1,222
	McKesson Corp.
MCK 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	6	1,320
MCK 160115P00125000	Expiration: January 2016, Exercise Price: $125.00	1	205
MCK 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	4	990
MCK 160115P00150000	Expiration: January 2016, Exercise Price: $150.00	1	580
	Ralph Lauren Corporation
RL 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	185
RL 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	5	1,175
RL 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	295
RL 160115P00125000	Expiration: January 2016, Exercise Price: $125.00	1	375
RL 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	1	465
			16,543
	Mining (except Oil and Gas)
	BHP Billiton Limited - ADR
BHP 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	174
BHP 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	4	912
BHP 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	15	5,475
	Freeport-McMoRan Copper & Gold Inc.
FCX 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	24	348
FCX 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	4	72
FCX 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	2	65
FCX 150220P00030000	Expiration: February 2015, Exercise Price: $30.00	10	1,050
FCX 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	21	1,890
FCX 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	27	3,537
FCX 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	4	884
	Newmont Mining Corporation
NEM 150320P00019000	Expiration: March 2015, Exercise Price: $19.00	10	485
NEM 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	6	291
NEM 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	18	1,980
	Rio Tinto plc - ADR
RIO 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	3	165
RIO 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	9	1,980
RIO 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	41	11,993
RIO 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	2	750
RIO 170120P00037500	Expiration: January 2017, Exercise Price: $37.50	4	1,640
			33,691
	Miscellaneous Manufacturing
	3M Co.
MMM 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	1	30
MMM 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	7	1,138
MMM 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	320
	Hasbro, Inc.
HAS 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	2	175
HAS 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	12	1,470
HAS 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	7	1,575
HAS 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	3	675
	International Game Technology
IGT 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	57	285
	Intuitive Surgical, Inc.
ISRG 150117P00300000	Expiration: January 2015, Exercise Price: $300.00	1	77
ISRG 150117P00320000	Expiration: January 2015, Exercise Price: $320.00	1	143
ISRG 150417P00355000	Expiration: April 2015, Exercise Price: $355.00	1	755
ISRG 160115P00280000	Expiration: January 2016, Exercise Price: $280.00	1	675
ISRG 160115P00350000	Expiration: January 2016, Exercise Price: $350.00	2	3,670
	Stryker Corporation
SYK 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	12	120
SYK 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	105
SYK 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	310
			11,523
	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. - Class A
DWA 141220P00018000	Expiration: December 2014, Exercise Price: $18.00	55	688
DWA 141220P00020000	Expiration: December 2014, Exercise Price: $20.00	17	850
DWA 150320P00015000	Expiration: March 2015, Exercise Price: $15.00	60	1,800
DWA 150320P00016000	Expiration: March 2015, Exercise Price: $16.00	7	210
DWA 150320P00017000	Expiration: March 2015, Exercise Price: $17.00	12	330
			3,878
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 141018P00045000	Expiration: October 2014, Exercise Price: $45.00	7	87
	CarMax, Inc.
KMX 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	14	280
KMX 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	247
KMX 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	43	6,988
KMX 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	12	2,850
KMX 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	5	1,500
KMX 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	2	525
			12,477
	Nonmetallic Mineral Product Manufacturing
	USG Corporation
USG 141122P00020000	Expiration: November 2014, Exercise Price: $20.00	5	25
USG 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	20	300
USG 150220P00020000	Expiration: February 2015, Exercise Price: $20.00	30	600
USG 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	62	6,665
			7,590
	Non-Store Retailers
	Sotheby's
BID 141018P00030000	Expiration: October 2014, Exercise Price: $30.00	5	12
BID 141018P00032000	Expiration: October 2014, Exercise Price: $32.00	4	40
BID 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	4	100
BID 150117P00029000	Expiration: January 2015, Exercise Price: $29.00	12	750
BID 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	750
BID 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	5	538
BID 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	6	1,230
BID1 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	10	1,250
BID 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	8	1,140
BID 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	16	4,440
BID1 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	830
BID 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	4	1,040
			12,120
	Oil and Gas Extraction
	Anadarko Petroleum Corporation
APC 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	257
APC 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	271
APC 160115P00072500	Expiration: January 2016, Exercise Price: $72.50	1	285
APC 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	1	327
APC 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	6	2,820
APC 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	6	3,285
	Apache Corporation
APA 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	7	735
APA 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	3	478
APA 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	2	845
	Canadian Natural Resources Limited
CNQ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	8	1,380
	Chesapeake Energy Corporation
CHK1 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	63	819
CHK1 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	245
CHK1 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	5	422
CHK 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	5	852
CHK1 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	57	6,812
	Continental Resources, Inc.
CLR 141220P00050000	Expiration: December 2014, Exercise Price: $50.00	2	65
CLR 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	2	110
CLR 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	20	3,750
CLR 150320P00055000	Expiration: March 2015, Exercise Price: $55.00	8	1,560
CLR 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	6	705
CLR 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	6	2,310
CLR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	2	950
CLR 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	2	1,120
	Encana Corporation
ECA 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	25	250
ECA 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	15	112
ECA 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	14	490
	EOG Resources, Inc.
EOG 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	6	114
EOG 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	2	129
EOG 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	318
EOG 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	441
EOG 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	14	3,640
EOG 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	2	608
EOG 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	4	1,630
EOG 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	3	1,613
EOG 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	1	610
EOG 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	4	2,780
	Marathon Oil Corporation
MRO 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	19	1,207
MRO 170120P00028000	Expiration: January 2017, Exercise Price: $28.00	5	970
	Occidental Petroleum Corporation
OXY 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	281
OXY 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	11	2,305
	Pioneer Natural Resources Company
PXD 141220P00150000	Expiration: December 2014, Exercise Price: $150.00	1	93
PXD 150320P00170000	Expiration: March 2015, Exercise Price: $170.00	1	695
PXD 160115P00145000	Expiration: January 2016, Exercise Price: $145.00	2	1,700
PXD 160115P00150000	Expiration: January 2016, Exercise Price: $150.00	2	1,950
PXD 160115P00155000	Expiration: January 2016, Exercise Price: $155.00	4	4,440
PXD 160115P00160000	Expiration: January 2016, Exercise Price: $160.00	2	2,570
PXD 160115P00165000	Expiration: January 2016, Exercise Price: $165.00	2	2,850
	Talisman Energy Inc.
TLM 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	12	540
TLM 150417P00008000	Expiration: April 2015, Exercise Price: $8.00	31	2,247
TLM 160115P00008000	Expiration: January 2016, Exercise Price: $8.00	169	20,703
			85,689
	Other Exchanges
	CBOE Holdings Inc.
CBOE 150117P00038750	Expiration: January 2015, Exercise Price: $38.75	30	450
CBOE 160115P00034500	Expiration: January 2016, Exercise Price: $34.50	10	775
CBOE 160115P00039500	Expiration: January 2016, Exercise Price: $39.50	2	290
			1,515
	Other Information Services
	Google Inc. - Class A
GOLG8 150117P00850000	Expiration: January 2015, Exercise Price: $850.00e	1	24
GOLG1 150117P00950000	Expiration: January 2015, Exercise Price: $950.00	1	515
GOLG1 160115P00830000	Expiration: January 2016, Exercise Price: $830.00	1	1,870
GOLG8 160115P00900000	Expiration: January 2016, Exercise Price: $900.00e	1	303
GOOGL 160617P00450000	Expiration: June 2016, Exercise Price: $450.00	1	2,020
			4,732
	Paper Manufacturing
	Kimberly-Clark Corporation
KMB 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	8	160
KMB 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	2	455
			615
	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 141018P00016000	Expiration: October 2014, Exercise Price: $16.00	9	67
LYV 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	79	1,975
LYV 150117P00016000	Expiration: January 2015, Exercise Price: $16.00	9	113
LYV 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	10	150
LYV 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	48	2,280
LYV 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	8	440
LYV 160115P00017000	Expiration: January 2016, Exercise Price: $17.00	10	900
			5,925
	Petroleum and Coal Products Manufacturing
	ConocoPhillips
COP 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	910
COP 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	4	1,370
	Hess Corporation
HES 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	4	294
HES 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	26	2,678
HES 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	1	325
	Marathon Petroleum Corporation
MPC 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	50
MPC 150117P00067500	Expiration: January 2015, Exercise Price: $67.50	2	140
MPC 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	6	1,230
MPC 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	2	605
MPC 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	7	2,520
MPC 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	8	3,440
MPC 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	1	510
MPC 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	2	1,250
	Phillips 66
PSX 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	15	2,062
PSX 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	4	710
PSX 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	14	3,045
PSX 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	3	795
PSX 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	650
	Valero Energy Corporation
VLO 141220P00040000	Expiration: December 2014, Exercise Price: $40.00	6	396
VLO 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	8	720
VLO 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	4	560
VLO 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	34	7,276
VLO 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	11	3,383
VLO 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	6	2,295
			37,214
	Pharmaceutical and Biotechnology
	AbbVie Inc.
ABBV 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	12	180
ABBV 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	26	2,795
ABBV 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	21	3,045
ABBV 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	11	1,980
ABBV 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	2	465
	Allergan, Inc.
AGN 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	1	37
AGN 150117P00092500	Expiration: January 2015, Exercise Price: $92.50	1	63
AGN 160115P00092500	Expiration: January 2016, Exercise Price: $92.50	1	160
AGN 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	8	2,600
AGN 160115P00135000	Expiration: January 2016, Exercise Price: $135.00	1	665
	Amgen Inc.
AMGN 150117P00087500	Expiration: January 2015, Exercise Price: $87.50	4	72
AMGN 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	2	42
AMGN 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	5	175
AMGN 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	2	272
AMGN 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	9	1,575
AMGN 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	453
AMGN 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	4	1,166
AMGN 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	1	365
AMGN 170120P00105000	Expiration: January 2017, Exercise Price: $105.00	1	855
	Biogen Idec, Inc.
BIIB 150117P00210000	Expiration: January 2015, Exercise Price: $210.00	1	47
BIIB 150117P00220000	Expiration: January 2015, Exercise Price: $220.00	1	65
BIIB 150117P00225000	Expiration: January 2015, Exercise Price: $225.00	1	72
BIIB 150117P00240000	Expiration: January 2015, Exercise Price: $240.00	3	353
BIIB 150320P00250000	Expiration: March 2015, Exercise Price: $250.00	1	385
BIIB 160115P00210000	Expiration: January 2016, Exercise Price: $210.00	1	720
BIIB 160115P00250000	Expiration: January 2016, Exercise Price: $250.00	3	4,560
BIIB 170120P00240000	Expiration: January 2017, Exercise Price: $240.00	1	2,380
	Bristol-Myers Squibb Company
BMY 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	4	68
BMY 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	12	228
BMY 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	10	285
BMY 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	3	121
BMY 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	18	1,899
BMY 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	10	2,010
	Eli Lilly & Company
LLY 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	450
	Gilead Sciences, Inc.
GILD 141122P00055000	Expiration: November 2014, Exercise Price: $55.00	6	33
GILD 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	14	196
GILD 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	1	17
GILD 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	2	37
GILD 150220P00065000	Expiration: February 2015, Exercise Price: $65.00	7	259
GILD 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	2	325
GILD 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	328
GILD 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	5	1,360
GILD 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	2	1,215
	Merck & Co., Inc.
MRK 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	7	318
MRK 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	8	516
MRK 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	718
MRK 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	5	910
MRK 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	6	1,743
	Pfizer, Inc.
PFE 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	23	1,622
PFE 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	25	2,875
			43,080
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	52	2,366
WMB 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	2	295
WMB 160115P00042000	Expiration: January 2016, Exercise Price: $42.00	13	2,431
			5,092
	Primary Metal Manufacturing
	Nucor Corporation
NUE 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	20	220

	Professional, Scientific, and Technical Services
	Cerner Corporation
CERN 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	8	40
CERN 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	3	30
CERN 150320P00045000	Expiration: March 2015, Exercise Price: $45.00	5	225
CERN 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	13	1,495
	Fluor Corporation
FLR 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	4	120
FLR 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	8	840
FLR 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	9	1,687
FLR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	900
FLR 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	10	3,700
FLR 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	9	4,140
	The Interpublic Group of Companies, Inc.
IPG 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	375
	Leidos Holdings Inc.
LDOS1 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	50	500
LDOS 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	9	855
LDOS 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	3,880
			18,787
	Publishing Industries (except Internet)
	Autodesk, Inc.
ADSK 141018P00036000	Expiration: October 2014, Exercise Price: $36.00	4	10
ADSK 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	132
ADSK 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	6	129
ADSK 150117P00039000	Expiration: January 2015, Exercise Price: $39.00	2	58
ADSK 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	4	142
ADSK 150117P00041000	Expiration: January 2015, Exercise Price: $41.00	10	400
ADSK 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	15	705
ADSK 150417P00040000	Expiration: April 2015, Exercise Price: $40.00	3	220
ADSK 160115P00037000	Expiration: January 2016, Exercise Price: $37.00	4	712
ADSK 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	5	1,135
	Electronic Arts Inc.
EA 141220P00026000	Expiration: December 2014, Exercise Price: $26.00	3	40
EA 150117P00026000	Expiration: January 2015, Exercise Price: $26.00	3	55
EA 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	5	123
EA 150320P00026000	Expiration: March 2015, Exercise Price: $26.00	14	595
EA 150320P00028000	Expiration: March 2015, Exercise Price: $28.00	8	564
EA 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	5	178
	Nuance Communications, Inc.
NUAN 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	27	945
NUAN 150117P00014000	Expiration: January 2015, Exercise Price: $14.00	10	550
NUAN 150417P00012000	Expiration: April 2015, Exercise Price: $12.00	12	360
NUAN 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	8	340
			7,393
	Rail Transportation
	CSX Corporation
CSX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	40
CSX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	15	502
	Norfolk Southern Corporation
NSC 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	58
NSC 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	1	155
			755
	Satellite Telecommunications
	DIRECTV
DTV 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	79
	DISH Network Corp. - Class A
DISH 141220P00045000	Expiration: December 2014, Exercise Price: $45.00	3	22
DISH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	11	55
DISH 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	2	25
DISH 150117P00046000	Expiration: January 2015, Exercise Price: $46.00	2	35
DISH 150117P00049000	Expiration: January 2015, Exercise Price: $49.00	5	137
DISH 150320P00047500	Expiration: March 2015, Exercise Price: $47.50	2	100
DISH 160115P00043000	Expiration: January 2016, Exercise Price: $43.00	3	420
DISH 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	863
DISH 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	2	420
	Liberty Global plc - Class A
LBTYA 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	380
LBTY2 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	930
	Time Warner Cable Inc.
TWC 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	5	2,550
TWC 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	740
			6,756
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	The Charles Schwab Corporation
SCHW 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	4	20
SCHW 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	20	100
SCHW 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	20	800
SCHW 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	36	2,250
SCHW 160115P00022000	Expiration: January 2016, Exercise Price: $22.00	17	1,700
	CME Group Inc.
CME 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	1	15
CME 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	120
CME 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	6	405
CME 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	530
CME 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	10	1,450
	Morgan Stanley
MS 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	9	270
MS 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	61	3,599
MS 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	22	1,914
MS 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	10	1,680
			14,853
	Software
	Adobe Systems, Inc.
ADBE 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	8	56
ADBE 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	12	1,440
ADBE 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	9	1,300
ADBE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	6	1,116
	Adobe Systems, Inc.
ADBE 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	13	3,036
			6,948
	Software Publishers
	Citrix Systems, Inc.
CTXS 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	6	90
CTXS 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	70
CTXS 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	4	620
CTXS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	5	987
	Microsoft Corporation
MSFT 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	39	956
MSFT 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	13	494
MSFT 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	10	510
MSFT 160115P00032000	Expiration: January 2016, Exercise Price: $32.00	14	987
MSFT 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	5	555
	Oracle Corporation
ORCL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	27	297
ORCL 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	8	768
ORCL 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	20	2,640
ORCL 160115P00032000	Expiration: January 2016, Exercise Price: $32.00	12	2,160
			11,134
	Support Activities for Mining
	Halliburton Company
HAL 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	10	570
HAL 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	22	1,727
HAL 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	6	582
HAL 160115P00043000	Expiration: January 2016, Exercise Price: $43.00	7	931
HAL 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	810
HAL 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	2	392
HAL 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	5	1,292
HAL 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	5	1,613
HAL 170120P00047500	Expiration: January 2017, Exercise Price: $47.50	2	755
	Helmerich & Payne, Inc.
HP 141220P00080000	Expiration: December 2014, Exercise Price: $80.00	1	72
HP 150117P00077500	Expiration: January 2015, Exercise Price: $77.50	2	155
HP 150320P00075000	Expiration: March 2015, Exercise Price: $75.00	2	250
HP 150320P00080000	Expiration: March 2015, Exercise Price: $80.00	2	390
HP 160115P00072500	Expiration: January 2016, Exercise Price: $72.50	2	850
HP 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	3	1,425
HP 160115P00077500	Expiration: January 2016, Exercise Price: $77.50	8	4,480
HP 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	1	610
HP 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	1	735
HP 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	1	795
	Schlumberger Limited
SLB 150220P00095000	Expiration: February 2015, Exercise Price: $95.00	5	1,762
SLB 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	9	1,287
SLB 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	12	2,346
SLB 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	3	1,268
SLB 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	1	488
	Transocean Limited
RIG 141122P00031000	Expiration: November 2014, Exercise Price: $31.00	4	572
RIG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	33	10,015
RIG 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	12	2,718
RIG 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	25	11,438
RIG 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	16	12,760
			63,088
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	26	455
EXPD 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	38	3,515
EXPD 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	6	900
EXPD 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	205
			5,075
	Telecommunications
	Verizon Communications Inc.
VZ 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	16	1,160

	Transportation Equipment Manufacturing
	American Railcar Industries, Inc.
ARII 141220P00045000	Expiration: December 2014, Exercise Price: $45.00	4	590
ARII 141220P00050000	Expiration: December 2014, Exercise Price: $50.00	14	2,135
ARII 150320P00050000	Expiration: March 2015, Exercise Price: $50.00	2	285
ARII 150320P00055000	Expiration: March 2015, Exercise Price: $55.00	6	1,080
ARII 150320P00060000	Expiration: March 2015, Exercise Price: $60.00	2	430
	The Boeing Company
BA 150117P00087500	Expiration: January 2015, Exercise Price: $87.50	1	20
BA 150117P00092500	Expiration: January 2015, Exercise Price: $92.50	2	55
BA 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	3	127
BA 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	1	231
BA 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	2	603
BA 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	13	5,038
BA 160115P00105000	Expiration: January 2016, Exercise Price: $105.00	2	990
	General Dynamics Corporation
GD 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	1	82
	Harley-Davidson, Inc.
HOG 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	3	622
	Johnson Controls, Inc.
JCI 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	2	25
JCI 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	2	70
JCI 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	4	520
JCI 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	35	6,038
JCI 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	22	5,610
	PACCAR Inc.
PCAR 150117P00043300	Expiration: January 2015, Exercise Price: $43.30	3	60
	Textron Inc.
TXT 141220P00030000	Expiration: December 2014, Exercise Price: $30.00	5	118
TXT 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	5	65
TXT 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	170
TXT 160115P00027000	Expiration: January 2016, Exercise Price: $27.00	12	2,022
	Toyota Motor Corporation - ADR
TM 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	1	104
TM 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	6	903
TM 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	418
	United Technologies Corporation
UTX 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	3	724
UTX 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	3	968
			30,103
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	16	1,080

	Waste Management and Remediation Services
	Waste Management, Inc.
WM 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	100

	TOTAL PUT OPTIONS WRITTEN
	(premiums received $1,677,247)		$1,027,667

d	- 100 Shares Per Contract Unless Otherwise Noted.
e	- 10 Shares Per Contract
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund

Disclosures about Derivative Instruments and Hedging Activities at September 30, 2014

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As would be reflected in the Statement of Assets and Liabilities, the following is a summary of the fair values of derivative instruments as of September 30, 2014:
Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value

Purchased Put Options	Investments,
	at value	$60,322		$-
Written Options			Written option
		-	contracts, at value	1,027,667
Total		$60,322		$1,027,667

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - September 30, 2014 (Unaudited)

			Principal
Identifier	CONVERTIBLE BONDS - 19.88%		Amount	Value
	Administrative and Support Services - 4.35%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016		400,000	$405,000
94770VAF9	2.500%, 01/31/2018^#		4,875,000	4,942,031
				5,347,031
	Computer and Electronic Product Manufacturing - 0.41%
	Quantum Corp.
747906AJ4	4.500%, 11/15/2017		500,000	508,125
	Mining (except Oil and Gas) - 4.60%
	Detour Gold Corporation
250669AA6	5.500%, 11/30/2017		1,000,000	937,500
	Kirkland Lake Gold Inc.
B7W1RP3	6.000%, 06/30/2017	CAD	350,000	273,450
	Royal Gold, Inc.
780287AA6	2.875%, 06/15/2019		4,264,000	4,445,220
				5,656,170
	Nonmetallic Mineral Product Manufacturing - 4.25%
	Owens-Brockway Glass Container
69073TAQ6	3.000%, 06/01/2015, Acquired 07/06/2011-03/15/2013 at $5,163,330■		5,170,000	5,228,163
	Oil and Gas Extraction - 4.31%
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#		650,000	661,375
165167CB1	2.250%, 12/15/2038		4,830,000	4,633,781
				5,295,156
	Real Estate - 0.40%
	Forest City Enterprises, Inc.
345550AP2	4.250%, 08/15/2018		446,000	491,436
	Software Publishers - 0.75%
	Electronic Arts, Inc.
285512AA7	0.750%, 07/15/2016		750,000	928,594
	Transportation Equipment Manufacturing - 0.81%
	Navistar International Corp.
63934EAL2	3.000%, 10/15/2014^		1,000,000	998,755

	TOTAL CONVERTIBLE BONDS
	(cost $23,536,434)			24,453,430

	CORPORATE BONDS - 64.23%
	Apparel Manufacturing - 2.39%
	L Brands, Inc.
532716AT4	6.625%, 04/01/2021		200,000	221,000
532716AU1	5.625%, 02/15/2022		2,600,000	2,723,500
				2,944,500
	Beverage and Tobacco Product Manufacturing - 0.08%
	Constellation Brands, Inc.
21036PAL2	4.250%, 05/01/2023		100,000	97,875
	Broadcasting (except Internet) - 3.53%
	AMC Networks, Inc.
00164VAB9	7.750%, 07/15/2021		250,000	273,750
	CCO Holdings LLC
1248EPAY9	5.250%, 09/30/2022^		2,150,000	2,112,375
	Sinclair Television Group
829259AM2	5.375%, 04/01/2021		250,000	247,500
	Sirius XM Radio, Inc.
82967NAN8	5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $784,731^■		750,000	757,500
82967NAL2	4.625%, 05/15/2023, Acquired 04/11/2014-07/23/2014 at $710,464■		750,000	701,250
82967NAS7	6.000%, 07/15/2024, Acquired 07/02/2014 at $ 262,595■		250,000	254,375
				4,346,750
	Chemical Manufacturing - 3.25%
	Ashland Inc.
044209AF1	4.750%, 08/15/2022		3,800,000	3,724,000
	Forest Laboratories, Inc.
345838AA4	5.000%, 12/15/2021, Acquired 04/01/2014 at $265,366^■		250,000	267,626
				3,991,626
	Computer and Electronic Product Manufacturing - 0.59%
	Hologic, Inc.
436440AF8	6.250%, 08/01/2020		700,000	724,500
	Construction of Buildings - 3.09%
	Lennar Corporation
526057BN3	4.750%, 11/15/2022		3,910,000	3,802,475
	Credit Intermediation and Related Activities - 1.05%
	Ally Financial, Inc.
02005NAE0	8.000%, 03/15/2020^		200,000	233,500
	Sprint Capital Corp.
852060AG7	6.900%, 05/01/2019		1,000,000	1,056,250
				1,289,750
	Data Processing, Hosting and Related Services - 3.14%
	SunGard Data Systems, Inc.
867363AR4	7.375%, 11/15/2018		200,000	206,250
867363AX1	6.625%, 11/01/2019^		3,637,000	3,655,185
				3,861,435
	E-Commerce - 3.34%
	IAC/InterActiveCorp
44919PAC6	4.750%, 12/15/2022		4,250,000	4,101,250
	Electrical Equipment, Appliance, and Component Manufacturing - 0.81%
	GrafTech International Ltd.
384313AD4	6.375%, 11/15/2020^		1,000,000	997,500
	Fabricated Metal Product Manufacturing - 0.19%
	Ball Corp.
058498AS5	4.000%, 11/15/2023		250,000	233,750
	Food Manufacturing - 3.89%
	Post Holdings, Inc.
737446AE4	6.750%, 12/01/2021, Acquired 04/17/2014 at $262,071■		250,000	237,500
737446AB0	7.375%, 02/15/2022^		4,575,000	4,540,688
				4,778,188
	Gaming - 3.78%
	MGM Resorts International
552953CA7	6.625%, 12/15/2021		756,000	801,360
	Wynn Las Vegas LLC
983130AT2	5.375%, 03/15/2022^		3,300,000	3,374,250
983130AU9	4.250%, 05/30/2023, Acquired 07/02/2014-07/29/2014 at $485,901■		500,000	476,250
				4,651,860
	Heavy and Civil Engineering Construction - 0.20%
	TRI Pointe Holdings Inc.
962178AK5	4.375%, 06/15/2019, Acquired 08/28/2014 at $252,467■		250,000	245,313
	Holding Company - 4.58%
	Icahn Enterprises
451102AX5	6.000%, 08/01/2020^		3,750,000	3,871,875
451102BF3	5.875%, 02/01/2022^		1,750,000	1,758,750
				5,630,625
	Hospitals - 0.26%
	Community Health System, Inc.
12543DAQ3	7.125%, 07/15/2020^		200,000	212,250
	HCA Holdings, Inc.
40412CAB7	7.750%, 05/15/2021		100,000	107,125
				319,375
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 3.71%
	The Howard Hughes Corporation
44267DAA5	6.875%, 10/01/2021, Acquired 03/05/2014-08/15/2014 at $4,728,598■		4,400,000	4,565,000
	Merchant Wholesalers, Durable Goods - 1.51%
	HD Supply, Inc.
40415RAF2	8.125%, 04/15/2019		1,450,000	1,573,250
40415RAK1	11.500%, 07/15/2020		250,000	289,062
				1,862,312
	Mining (except Oil and Gas) - 1.83%
	Freeport-McMoRan Copper & Gold Inc.
35671DAU9	3.550%, 03/01/2022		1,100,000	1,075,899
	Peabody Energy Corporation
704549AK0	6.000%, 11/15/2018		950,000	935,750
704549AH7	6.500%, 09/15/2020^		250,000	235,000
				2,246,649
	Motion Picture and Sound Recording Industries - 1.91%
	DreamWorks Animation SKG, Inc.
26153CAA1	6.875%, 08/15/2020, Acquired 03/3/2014-08/20/2014 at $2,412,647■		2,240,000	2,352,000
	Motor Vehicle and Parts Dealers - 0.62%
	Penske Automotive Group, Inc.
70959WAE3	5.750%, 10/01/2022		750,000	765,000
	Non-Store Retailers - 2.65%
	Sotheby's
835898AF4	5.250%, 10/01/2022, Acquired 03/03/2014-04/03/2014 at $3,359,778#■		3,426,000	3,263,265
	Oil and Gas Extraction - 1.45%
	Continental Resources, Inc.
212015AH4	5.000%, 09/15/2022		100,000	105,625
	QEP Resources, Inc.
74733VAA8	6.875%, 03/01/2021		250,000	272,500
	WPX Energy Inc.
98212BAD5	6.000%, 01/15/2022		1,350,000	1,398,600
				1,776,725
	Professional, Scientific, and Technical Services - 0.39%
	Lamar Media Corp.
513075BE0	5.000%, 05/01/2023^		250,000	241,875
	Nielsen Finance LLC
65409QBA9	4.500%, 10/01/2020^		250,000	243,125
				485,000
	Publishing Industries (except Internet) - 0.97%
	Gannett Co., Inc.
364725AY7	5.125%, 10/15/2019, Acquired 07/02/2014 at $260,789■		250,000	253,125
364725BA8	5.125%, 07/15/2020		250,000	251,875
	Nuance Communications, Inc.
67020YAD2	5.375%, 08/15/2020, Acquired 02/14/2014-07/29/2014 at $706,240■		700,000	687,750
				1,192,750
	Rail Transportation - 0.21%
	Florida East Coast Holdings Corporation
340630AA0	6.750%, 05/01/2019, Acquired 07/09/2014 at $264,755■		250,000	255,625
	Real Estate - 1.87%
	Brookfield Residential Properties
11283WAA2	6.500%, 12/15/2020, Acquired 07/14/2014-09/24/2014 at $2,330,915■		2,200,000	2,293,500
	Rental and Leasing Services - 1.78%
	International Lease Finance Corp.
459745GF6	8.250%, 12/15/2020^		1,850,000	2,189,937
	Satellite Telecommunications - 3.41%
	Altice SA
02154VAA9	7.750%, 05/15/2022, Acquired 07/02/2014 at $268,146■		250,000	258,750
	Dish DBS Corp.
25470XAH8	4.625%, 07/15/2017		3,000,000	3,067,500
25470XAB1	7.875%, 09/01/2019^		100,000	113,250
	Numericable Group SA
67054LAB3	6.000%, 05/15/2022, Acquired 06/11/2014-06/30/2014 at $785,445■		750,000	756,562
				4,196,062
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.91%
	Oppenheimer Holdings, Inc.
683797AB0	8.750%, 04/15/2018		2,210,000	2,348,125
	Telecommunications - 3.70%
	Centurylink, Inc.
156700AS5	5.800%, 03/15/2022		500,000	515,000
	Crown Castle International Corp.
228227BE3	4.875%, 04/15/2022		723,000	704,473
228227BD5	5.250%, 01/15/2023^		300,000	298,875
	Hughes Satellite Systems Corp.
444454AB8	6.500%, 06/15/2019		500,000	533,750
444454AA0	7.625%, 06/15/2021		500,000	547,500
	Millicom International Cellular SA
600814AK3	4.750%, 05/22/2020, Acquired 08/28/2014 at $390,975■		390,000	373,425
	SoftBank Corp.
83404DAA7	4.500%, 04/15/2020, Acquired 04/24/2014-07/28/2014 at $1,010,097^■		1,000,000	1,001,250
	Sprint Communications Inc.
852061AK6	9.000%, 11/15/2018, Acquired 12/30/2013 at $118,060■		100,000	115,750
	T-Mobile USA, Inc.
87264AAD7	6.633%, 04/28/2021		350,000	360,063
	Virgin Media Secured Finance plc
55181WAA2	5.375%, 04/15/2021, Acquired 02/11/2014 at $101,625■		100,000	101,250
				4,551,336
	Transportation Equipment Manufacturing - 1.87%
	Dana Holding Corp.
235825AC0	5.375%, 09/15/2021		250,000	255,625
	Lear Corp.
521865AU9	4.750%, 01/15/2023		500,000	496,250
	Navistar International Corp.
63934EAM0	8.250%, 11/01/2021^		1,500,000	1,543,125
				2,295,000
	Utilities - 0.27%
	NRG Energy, Inc.
629377BN1	7.625%, 01/15/2018		100,000	110,250
	ONEOK Inc.
682680AQ6	4.250%, 02/01/2022		230,000	227,099
				337,349
	TOTAL CORPORATE BONDS
	(cost $80,779,411)			78,992,407

	MUNICIPAL BONDS - 0.36%
	Air Transportation - 0.36%
	Branson Missouri Regional Airport Transportation Development District
105459AB7	6.000%, 07/01/2025c+		2,000,000	250,000
105459AC5	6.000%, 07/01/2037c+		1,500,000	187,500
				437,500
	TOTAL MUNICIPAL BONDS
	(cost $2,245,112)			437,500

	ESCROW NOTES - 0.07%
	Holding Company - 0.07%
29ESCQ8A3	Energy Future Intermediate Holdings Co. LLC		1,000,000	87,500
	TOTAL EXCHANGE TRADED FUNDS
	(cost $38,520)			87,500

	EXCHANGE TRADED FUNDS - 1.10%		Shares
	Funds, Trusts, and Other Financial Vehicles - 1.10%
BOND	PIMCO Total Return ETF^		12,400	1,346,392
	TOTAL EXCHANGE TRADED FUNDS
	(cost $1,318,860)			1,346,392

	EXCHANGE TRADED NOTES - 0.00%
	Credit Intermediation and Related Activities - 0.00%
ZIV	VelocityShares Daily Inverse VIX Medium Term ETN*		100	4,397
	TOTAL EXCHANGE TRADED FUNDS
	(cost $3,971)			4,397

	MUTUAL FUNDS - 7.29%
	Funds, Trusts, and Other Financial Vehicles - 7.29%
ACG	ACM Income Fund, Inc.		131,200	984,000
ACP	Avenue Income Credit Strategies Fund		16,600	278,880
DSL	DoubleLine Income Solutions Fund		28,200	610,530
DBL	DoubleLine Opportunistic Credit Fund		20,200	476,720
TLI	LMP Corporate Loan Fund Inc.		12,000	138,600
PCM	PCM Fund Inc.		2,900	32,190
PCN	PIMCO Corporate Income Fund^		1,700	26,843
PCI	PIMCO Dynamic Credit Income Fund^		64,200	1,442,574
PDI	PIMCO Dynamic Income Fund		98,600	3,111,816
PKO	PIMCO Income Opportunity Fund^		16,050	442,820
PFL	PIMCO Income Strategy Fund		20,600	245,964
PFN	PIMCO Income Strategy Fund II		20,100	211,653
SPE	Special Opportunities Fund Inc.		29,600	492,840
DMO	Western Asset Mortgage Defined Opportunity Fund Inc.		19,500	468,780
WIW	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund		200	2,318
WIA	Western Asset/Claymore Inflation-Linked Securities & Income Fund		200	2,308

	TOTAL MUTUAL FUNDS
	(cost $9,032,680)			8,968,836

	PURCHASED PUT OPTIONS - 1.19%		Contractsd
	Credit Intermediation and Related Activities - 0.18%
	iPath S&P 500 VIX Short-Term Futures ETN*
VXX 150117P00025000	Expiration Date: January 2015, Exercise Price: $25.00		2	260
VXX 160115P00015000	Expiration Date: January 2016, Exercise Price: $15.00		4	504
VXX 160115P00020000	Expiration Date: January 2016, Exercise Price: $20.00		536	155,440
VXX 160115P00025000	Expiration Date: January 2016, Exercise Price: $25.00		114	63,270
	Funds, Trusts, and Other Financial Vehicles - 1.01%			219,474
	ProShares Ultra VIX Short-Term Futures ETF*
UVXY2 150117P00010000	Expiration Date: January 2015, Exercise Price: $10.00		18	7,695
UVXY2 150117P00011000	Expiration Date: January 2015, Exercise Price: $11.00		12	6,150
UVXY1 150117P00012000	Expiration Date: January 2015, Exercise Price: $12.00		6	6,555
UVXY2 150117P00012000	Expiration Date: January 2015, Exercise Price: $12.00		78	46,605
UVXY2 150117P00014000	Expiration Date: January 2015, Exercise Price: $14.00		4	3,100
UVXY2 150117P00015000	Expiration Date: January 2015, Exercise Price: $15.00		4	3,480
UVXY2 150117P00016000	Expiration Date: January 2015, Exercise Price: $16.00		18	17,325
UVXY2 160115P00008000	Expiration Date: January 2016, Exercise Price: $8.00		60	27,600
UVXY2 160115P00009000	Expiration Date: January 2016, Exercise Price: $9.00		214	117,165
UVXY 160115P00010000	Expiration Date: January 2016, Exercise Price: $10.00		54	16,740
UVXY2 160115P00010000	Expiration Date: January 2016, Exercise Price: $10.00		26	16,380
UVXY 160115P00015000	Expiration Date: January 2016, Exercise Price: $15.00		850	501,500
UVXY 160115P00020000	Expiration Date: January 2016, Exercise Price: $20.00		510	471,750
				1,242,045
	TOTAL PURCHASED PUT OPTIONS
	(cost $1,524,092)			1,461,519

	SHORT-TERM INVESTMENTS - 4.46%		Principal Amount
	Commercial Paper - 4.46%
026828371	U.S. Bank N.A., 0.02%, 10/01/2014		$5,488,000	5,488,000

	Money Market Funds - 0.00%		Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b		77	77

	TOTAL SHORT-TERM INVESTMENTS
	(cost $5,488,077)			5,488,077

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 12.54%
	Money Market Funds - 12.54%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.18%b		15,425,687	15,425,687

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $15,425,687)			15,425,687

	TOTAL INVESTMENTS - 111.12%
	(cost $139,392,844)(a)			$136,665,745

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at September 30, 2014. Total loaned securities had a market value of $15,080,537 at September 30, 2014.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 19.88%.
c	- Default or other conditions exist and the security is not presently accruing income.
+	-Security is considered illiquid. The aggregate value of such securities is $437,500 or 0.36% of net assets.
b	- The rate quoted is the annualized seven-day yield as of September 30, 2014.
d	- 100 shares per contract.
CAD	- Canadian Dollars.
ETF	- Exchange Traded Fund.
ETN	- Exchange Traded Note.

(a) Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually,the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.  Net unrealized depreciation is as follows:

Gross Unrealized Appreciation	$1,471,645
Gross Unrealized Depreciation	(4,198,744)
Net Unrealized Depreciation	$(2,727,099)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - September 30, 2014 (Unaudited)

Identifier		PUT OPTIONS WRITTEN	Contractsd	Value
		Accommodation
		Carnival Corporation
CCL 150117P00032500		Expiration: January 2015, Exercise Price: $32.50	16	$360
		Marriott International Inc. - Class A
MAR 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	16	40
MAR 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	76	3,420
MAR 160115P00042000		Expiration: January 2016, Exercise Price: $42.00	32	1,760
		Royal Caribbean Cruises Limited
RCL 150117P00028000		Expiration: January 2015, Exercise Price: $28.00	52	182
				5,762
		Administrative and Support Services
		Expedia, Inc.
EXPE 150117P00039480		Expiration: January 2015, Exercise Price: $39.48	9	22
EXPE 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	102	16,830
EXPE 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	12	2,940
				19,792
		Ambulatory Health Care Services
		DaVita HealthCare Partners Inc.
DVA 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	50	3,125

		Apparel Manufacturing
		L Brands, Inc.
LB 150117P00041000		Expiration: January 2015, Exercise Price: $41.00	41	205

		Asset Management
		Apollo Global Management LLC - Class A
APO 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	28	14,840
		BlackRock, Inc.
BLK 160115P00250000		Expiration: January 2016, Exercise Price: $250.00	25	23,125
		The Blackstone Group LP
BX 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	21	3,948
		Franklin Resources, Inc.
BEN 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	56	20,720
		KKR & Co. LP
KKR 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	68	850
				63,483
		Beverage and Tobacco Product Manufacturing
		Molson Coors Brewing Company - Class B
TAP 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	50	250

		Broadcasting (except Internet)
		CBS Corporation - Class B
CBS 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	3	37
CBS 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	39	780
CBS 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	10	325
CBS 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	8	520
CBS 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	167	85,170
		Comcast Corporation - Class A
CMCSA 150117P00037000		Expiration: January 2015, Exercise Price: $37.00	16	152
		Sirius XM Holdings Inc.
SIRI 160115P00003000		Expiration: January 2016, Exercise Price: $3.00	336	6,888
SIRI 160115P00003500		Expiration: January 2016, Exercise Price: $3.50	192	7,584
		Twenty-First Century Fox, Inc. - Class A
FOXA 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	14	245
FOXA1 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	37	278
FOXA 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	14	3,150
				105,129
		Building Material and Garden Equipment and Supplies Dealers
		Fastenal Company
FAST 150117P00037500		Expiration: January 2015, Exercise Price: $37.50	6	195
FAST 150117P00042500		Expiration: January 2015, Exercise Price: $42.50	7	910
		The Sherwin-Williams Company
SHW 150117P00160000		Expiration: January 2015, Exercise Price: $160.00	5	125
				1,230
		Chemical Manufacturing
		Celgene Corporation
CELG 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	84	32,970
		Monsanto Company
MON 150117P00090000		Expiration: January 2015, Exercise Price: $90.00	6	231
		OPKO Health, Inc.
OPK 160115P00005000		Expiration: January 2016, Exercise Price: $5.00	180	9,450
				42,651
		Clothing and Clothing Accessories Stores
		Tiffany & Co.
TIF 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	4	38
TIF 150117P00062500		Expiration: January 2015, Exercise Price: $62.50	40	460
TIF 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	9	131
TIF 160115P00067500		Expiration: January 2016, Exercise Price: $67.50	14	2,968
TIF 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	34	8,534
TIF 160115P00075000		Expiration: January 2016, Exercise Price: $75.00	14	4,865
				16,996
		Computer and Electronic Product Manufacturing
		Apple, Inc.
AAPL 160115P00064290		Expiration: January 2016, Exercise Price: $64.29	77	10,010
AAPL 160115P00068570		Expiration: January 2016, Exercise Price: $68.57	84	15,498
AAPL 160115P00071430		Expiration: January 2016, Exercise Price: $71.43	14	3,227
		Hologic, Inc.
HOLX 160115P00018000		Expiration: January 2016, Exercise Price: $18.00	45	4,500
		Sony Corporation
SNE 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	24	420
SNE 150117P00017000		Expiration: January 2015, Exercise Price: $17.00	180	11,700
SNE 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	240	24,600
				69,955
		Construction of Buildings
		Lennar Corporation - Class A
LEN 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	132	1,056
LEN 150117P00033000		Expiration: January 2015, Exercise Price: $33.00	16	728
LEN 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	56	3,528
LEN 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	73	10,403
				15,715
		Credit Intermediation and Related Activities
		Bank of America Corporation
BAC 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	128	14,720
		The Bank Of New York Mellon Corporation
BK 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	6	63
		Ocwen Financial Corporation
OCN 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	16	30,000
OCN 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	14	27,510
OCN 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	36	87,480
		Wells Fargo & Company
WFC 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	16	2,024
				161,797
		E-Commerce
		IAC/InterActiveCorp
IACI 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	20	250
IACI 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	56	2,380
IACI 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	10	850
IACI 150117P00060000		Expiration: January 2015, Exercise Price: $60.00	18	3,285
		Liberty Interactive Corporation - Class A
LINTA 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	136	3,740
LINTA 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	122	6,710
				17,215
		Fabricated Metal Product Manufacturing
		McDermott International, Inc.
MDR 150117P00008000		Expiration: January 2015, Exercise Price: $8.00	600	141,000

		Food Services and Drinking Places
		Starbucks Corporation
SBUX 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	30	30
SBUX 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	2	9
SBUX 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	5	50
SBUX 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	9	117
SBUX 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	24	396
SBUX 160115P00067500		Expiration: January 2016, Exercise Price: $67.50	24	10,320
SBUX 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	28	14,630
				25,552
		Funds, Trusts, and Other Financial Vehicles
		iShares iBoxx $ High Yield Corporate Bond ETF
HYG 150117P00091000		Expiration: January 2015, Exercise Price: $91.00	57	15,960
HYG 160115P00088000		Expiration: January 2016, Exercise Price: $88.00	222	142,080
HYG 160115P00090000		Expiration: January 2016, Exercise Price: $90.00	18	13,770
		Market Vectors Gold Miners ETF
GDX 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	50	4,175
		Market Vectors Junior Gold Miners ETF
GDXJ1 150117P00007000		Expiration: January 2015, Exercise Price: $7.00	50	1,250
		ProShares Short VIX Short-Term Futures ETF
SVXY 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	8	80
SVXY 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	4	290
		SPDR S&P 500 ETF Trust
SPY 141220P00140000		Expiration: December 2014, Exercise Price: $140.00	1	15
				177,620
		Gaming
		Las Vegas Sands Corp.
LVS 150117P00044250		Expiration: January 2015, Exercise Price: $44.25	9	225
LVS 160115P00055000		Expiration: January 2016, Exercise Price: $55.00	74	41,070
LVS 160115P00060000		Expiration: January 2016, Exercise Price: $60.00	26	20,670
		Wynn Resorts Limited
WYNN 150117P00117000		Expiration: January 2015, Exercise Price: $117.00	5	95
WYNN 160115P00135000		Expiration: January 2016, Exercise Price: $135.00	38	17,385
WYNN 160115P00140000		Expiration: January 2016, Exercise Price: $140.00	18	10,170
				89,615
		General Merchandise Stores
		Family Dollar Stores, Inc.
FDO 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	25	62
FDO 150117P00052500		Expiration: January 2015, Exercise Price: $52.50	9	23
				85
		Holding Company
		Icahn Enterprises LP
IEP 141220P00090000		Expiration: December 2014, Exercise Price: $90.00	5	350
		Leucadia National Corporation
LUK2 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	290	79,750
LUK2 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	19	10,830
		Liberty Media Corporation - Class A
LMCA1 141018P00120000		Expiration: October 2014, Exercise Price: $120.00	38	9,500
				100,430
		Insurance Carriers and Related Activities
		American International Group, Inc.
AIG 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	102	20,757
		AmTrust Financial Services, Inc.
AFSI 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	76	29,640
AFSI 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	38	31,540
				81,937
		Leather and Allied Product Manufacturing
		Coach, Inc.
COH 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	124	97,340

		Machinery Manufacturing
		National Oilwell Varco, Inc.
NOV1 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	45	1,103

		Media
		Viacom Inc. - Class B
VIAB 150117P00055000		Expiration: January 2015, Exercise Price: $55.00	32	400
VIAB 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	10	175
				575
		Merchant Wholesalers, Nondurable Goods
		Cardinal Health, Inc.
CAH 150117P00042000		Expiration: January 2015, Exercise Price: $42.00	7	17

		Mining (except Oil and Gas)
		Barrick Gold Corporation
ABX 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	124	14,446
ABX 160115P00013000		Expiration: January 2016, Exercise Price: $13.00	134	15,276
ABX 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	76	16,226
		Franco-Nevada Corporation
FNV 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	18	7,200
		Freeport-McMoRan Copper & Gold Inc.
FCX 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	2	19
FCX 150117P00024000		Expiration: January 2015, Exercise Price: $24.00	116	1,682
FCX 150117P00027000		Expiration: January 2015, Exercise Price: $27.00	52	1,690
FCX 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	4	1,220
FCX 160115P00032000		Expiration: January 2016, Exercise Price: $32.00	20	8,050
		Newmont Mining Corporation
NEM 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	60	16,050
		Rio Tinto plc - ADR
RIO 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	5	275
		Silver Wheaton Corporation
SLW 150117P00018000		Expiration: January 2015, Exercise Price: $18.00	16	1,136
SLW 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	106	16,377
SLW 160115P00018000		Expiration: January 2016, Exercise Price: $18.00	52	11,258
				110,905
		Miscellaneous Manufacturing
		Hasbro, Inc.
HAS 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	17	213
		International Game Technology
IGT 150117P00010000		Expiration: January 2015, Exercise Price: $10.00	20	50
				263
		Nonmetallic Mineral Product Manufacturing
		USG Corporation
USG 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	16	240

		Non-Store Retailers
		Sotheby's
BID1 150117P00028000		Expiration: January 2015, Exercise Price: $28.00	17	382

		Oil and Gas Extraction
		Canadian Natural Resources Limited
CNQ 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	4	690
		Chesapeake Energy Corporation
CHK1 150117P00022000		Expiration: January 2015, Exercise Price: $22.00	16	952
CHK1 150117P00025000		Expiration: January 2015, Exercise Price: $25.00	4	718
CHK1 160115P00020000		Expiration: January 2016, Exercise Price: $20.00	128	15,296
CHK1 160115P00023000		Expiration: January 2016, Exercise Price: $23.00	46	11,500
CHK1 160115P00025000		Expiration: January 2016, Exercise Price: $25.00	14	4,620
		Continental Resources, Inc.
CLR 150117P00027500		Expiration: January 2015, Exercise Price: $27.50	2	10
CLR 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	46	345
CLR 150117P00042500		Expiration: January 2015, Exercise Price: $42.50	38	665
CLR 150117P00045000		Expiration: January 2015, Exercise Price: $45.00	20	450
CLR 150117P00047500		Expiration: January 2015, Exercise Price: $47.50	24	900
CLR 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	28	3,290
CLR 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	14	2,835
CLR 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	92	29,900
		Talisman Energy Inc.
TLM 150117P00010000		Expiration: January 2015, Exercise Price: $10.00	8	1,360
TLM 160115P00010000		Expiration: January 2016, Exercise Price: $10.00	116	28,130
				101,661
		Other Exchanges
		CBOE Holdings Inc.
CBOE 150117P00043750		Expiration: January 2015, Exercise Price: $43.75	34	1,275
CBOE 160115P00044500		Expiration: January 2016, Exercise Price: $44.50	50	13,000
				14,275
		Other Information Services
		Google Inc. - Class A
GOLG1 150117P00800000		Expiration: January 2015, Exercise Price: $800.00	1	110
GOLG1 160115P00950000		Expiration: January 2016, Exercise Price: $950.00	7	28,420
				28,530
		Performing Arts, Spectator Sports, and Related Industries
		Live Nation Entertainment, Inc.
LYV 150117P00012000		Expiration: January 2015, Exercise Price: $12.00	102	2,550
LYV 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	242	3,025
LYV 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	180	9,900
LYV 160115P00017000		Expiration: January 2016, Exercise Price: $17.00	116	10,440
				25,915
		Pharmaceutical and Biotechnology
		AbbVie Inc.
ABBV 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	76	13,680
		Amgen Inc.
AMGN 160115P00085000		Expiration: January 2016, Exercise Price: $85.00	76	13,300
		Gilead Sciences, Inc.
GILD 160115P00050000		Expiration: January 2016, Exercise Price: $50.00	76	7,372
				34,352
		Pipeline Transportation
		The Williams Companies, Inc.
WMB 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	7	32
WMB 160115P00030000		Expiration: January 2016, Exercise Price: $30.00	144	6,552
				6,584
		Professional, Scientific, and Technical Services
		Verisign Inc.
VRSN 150117P00050000		Expiration: January 2015, Exercise Price: $50.00	62	5,673

		Publishing Industries (except Internet)
		Nuance Communications, Inc.
NUAN 160115P00013000		Expiration: January 2016, Exercise Price: $13.00	210	24,150
NUAN 160115P00015000		Expiration: January 2016, Exercise Price: $15.00	8	1,640
				25,790
		Rail Transportation
		Norfolk Southern Corporation
NSC 150117P00065000		Expiration: January 2015, Exercise Price: $65.00	7	35

		Real Estate
		General Growth Properties, Inc.
GGP 150117P00020000		Expiration: January 2015, Exercise Price: $20.00	18	369
		TRI Pointe Homes, Inc.
TPH 150117P00014000		Expiration: January 2015, Exercise Price: $14.00	90	14,400
TPH 150117P00015000		Expiration: January 2015, Exercise Price: $15.00	36	8,460
				23,229
		Restaurants
		The Wendy's Company
WEN 150117P00007000		Expiration: January 2015, Exercise Price: $7.00	232	2,900
WEN 160115P00007000		Expiration: January 2016, Exercise Price: $7.00	1,080	67,500
				70,400
		Satellite Telecommunications
		DISH Network Corp. - Class A
DISH 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	26	65
DISH 150117P00032000		Expiration: January 2015, Exercise Price: $32.00	4	10
DISH 150117P00036000		Expiration: January 2015, Exercise Price: $36.00	12	30
DISH 150117P00040000		Expiration: January 2015, Exercise Price: $40.00	78	390
DISH 160115P00045000		Expiration: January 2016, Exercise Price: $45.00	2	345
DISH 160115P00047000		Expiration: January 2016, Exercise Price: $47.00	48	10,080
		Liberty Global plc - Class A
LBTY2 160115P00075000		Expiration: January 2016, Exercise Price: $75.00	6	3,660
				14,580
		Securities, Commodity Contracts, and Other Financial Investments and Related Activities
		CME Group Inc.
CME 150117P00047500		Expiration: January 2015, Exercise Price: $47.50	25	1,312
CME 150117P00057500		Expiration: January 2015, Exercise Price: $57.50	2	120
CME 160115P00065000		Expiration: January 2016, Exercise Price: $65.00	10	3,500
CME 160115P00070000		Expiration: January 2016, Exercise Price: $70.00	32	16,640
				21,572
		Support Activities for Mining
		Transocean Limited
RIG 160115P00040000		Expiration: January 2016, Exercise Price: $40.00	120	143,100

		Support Activities for Transportation
		Expeditors International of Washington, Inc.
EXPD 150117P00035000		Expiration: January 2015, Exercise Price: $35.00	30	1,050

		Transportation Equipment Manufacturing
		American Railcar Industries, Inc.
ARII 141220P00050000		Expiration: December 2014, Exercise Price: $50.00	42	6,405

		Warehousing and Storage
		Iron Mountain Inc.
IRM2 150117P00030000		Expiration: January 2015, Exercise Price: $30.00	13	585

		TOTAL PUT OPTIONS WRITTEN
		(premiums received $3,182,753)		$1,874,105

	d	- 100 Shares Per Contract.
	ADR	- American Depository Receipt.
	ETF	- Exchange Traded Fund.
Disclosures about Derivative Instruments and Hedging Activities at September 30, 2014

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As would be reflected in the Statement of Assets and Liabilities, the following is a summary of the fair values of derivative instruments as of September 30, 2014:

Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments,
	at value	$1,461,519		$-
Written Options			Written option
		-	contracts, at value	1,874,105
Total		$1,461,519		$1,874,105

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)* /s/ Peter Doyle
   Peter B. Doyle, President

Date  11/12/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter Doyle
   Peter B. Doyle, President

Date  11/12/2014

By (Signature and Title)* /s/ Leonid Polyakov
                                                                   Leonid Polyakov, Treasurer

Date  11/12/2014

* Print the name and title of each signing officer under his or her signature.